UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23659

WisdomTree Digital Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

Ryan M. Louvar

WisdomTree Digital Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-909-9473

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree 3-7 Year Treasury Digital Fund

Ticker: WTTSX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree 3-7 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 3-7 Year Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.95% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). During the specified period, due to persistent inflation and a shift in market expectations regarding the Federal Reserve's first rate cut, interest rates in the medium to long maturity segment of the curve increased. However, this increase was less than the longer maturity treasuries. Consequently, the Fund achieved better performance compared to broader U.S. Treasuries by having a lower duration. However, as a high-grade Treasury fund, it lagged the riskier segments of the fixed income market during the period, where investors maintained a strong risk-on appetite for corporate issues and other securities with lower credit ratings.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from January 19, 2023 (inception) through June 30, 2024

	WisdomTree 3-7 Year Treasury Digital Fund $10,160	Bloomberg U.S. Aggregate Bond Index $10,112	Solactive US 3-7 Year Treasury Bond Index $10,173
1/19/23	$10,000	$10,000	$10,000
1/31/23	$9,950	$9,948	$9,924
2/28/23	$9,730	$9,691	$9,722
3/31/23	$10,013	$9,937	$9,990
4/30/23	$10,073	$9,997	$10,051
5/31/23	$9,993	$9,888	$9,980
6/30/23	$9,869	$9,853	$9,853
7/31/23	$9,879	$9,846	$9,861
8/31/23	$9,879	$9,783	$9,863
9/30/23	$9,754	$9,534	$9,745
10/31/23	$9,702	$9,384	$9,696
11/30/23	$9,958	$9,809	$9,944
12/31/23	$10,180	$10,184	$10,178
1/31/24	$10,211	$10,156	$10,209
2/29/24	$10,066	$10,013	$10,071
3/31/24	$10,115	$10,105	$10,117
4/30/24	$9,938	$9,850	$9,947
5/31/24	$10,063	$10,017	$10,045
6/30/24	$10,160	$10,112	$10,173

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	2.95%	1.10%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.77%
Solactive US 3-7 Year Treasury Bond Index	3.26%	1.19%

Key Fund Statistics

Total Net Assets	$966,289
# of Portfolio Holdings	10
Portfolio Turnover Rate	101%
Total Advisory Fees Paid	$485

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 1.13%, due 8/31/28	30.2%
U.S. Treasury Notes, 1.38%, due 10/31/28	29.0%
U.S. Treasury Bonds, 5.38%, due 2/15/31	21.0%
U.S. Treasury Notes, 0.50%, due 10/31/27	10.9%
U.S. Treasury Notes, 4.25%, due 6/30/29	2.8%
U.S. Treasury Notes, 3.75%, due 6/30/30	1.7%
U.S. Treasury Notes, 4.00%, due 7/31/30	1.3%
U.S. Treasury Notes, 3.75%, due 5/31/30	1.0%
U.S. Treasury Notes, 0.63%, due 5/15/30	0.4%
U.S. Treasury Notes, 4.50%, due 5/31/29	0.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.6%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Digital Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WMF-597670-2024-08-26

WisdomTree 3-7 Year Treasury Digital Fund

Annual Shareholder Report - June 30, 2024

Ticker: WTTSX

WTTSX - 062024

WisdomTree 500 Digital Fund

Ticker: SPXUX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree 500 Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 500 Digital Fund	$6	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 25.77% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). Health Care, Financials and Information Technology exposures were additive during the period, primarily due to strong stock selection in each. Consumer Staples was the only sector to hurt performance, though its impact was negligible. The Fund is primarily concentrated in U.S. large cap equities, which delivered strong returns over the period as investor excitement about the growth of, and opportunities involving, artificial intelligence (AI) led markets higher. Among the most successful beneficiaries was the cohort known as the "Magnificent 7", which includes Microsoft, Apple, Nvidia, Alphabet, Amazon, Meta, and Tesla. These companies were extremely valuable to portfolio performance during the period and contributed significantly to the Fund's large total return.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from January 19, 2023 (inception) through June 30, 2024

	WisdomTree 500 Digital Fund $14,431	S&P 500® Index $14,220	WisdomTree 500 Index $14,431
1/19/23	$10,000	$10,000	$10,000
1/31/23	$10,400	$10,380	$10,398
2/28/23	$10,160	$10,127	$10,155
3/31/23	$10,537	$10,499	$10,537
4/30/23	$10,677	$10,662	$10,679
5/31/23	$10,768	$10,709	$10,767
6/30/23	$11,474	$11,416	$11,476
7/31/23	$11,867	$11,783	$11,877
8/31/23	$11,685	$11,596	$11,688
9/30/23	$11,140	$11,043	$11,149
10/31/23	$10,897	$10,810	$10,902
11/30/23	$11,898	$11,798	$11,904
12/31/23	$12,444	$12,334	$12,448
1/31/24	$12,667	$12,541	$12,665
2/29/24	$13,367	$13,211	$13,368
3/31/24	$13,785	$13,636	$13,795
4/30/24	$13,255	$13,079	$13,257
5/31/24	$13,907	$13,727	$13,910
6/30/24	$14,431	$14,220	$14,431

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	25.77%	28.86%
S&P 500® Index	24.56%	27.49%
WisdomTree 500 Index	25.84%	28.86%

Key Fund Statistics

Total Net Assets	$3,560,713
# of Portfolio Holdings	499
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$1,550

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.4%
Alphabet, Inc., Class A	4.7%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.5%
Tesla, Inc.	1.3%

Sector Breakdown (% of Net Assets)

Information Technology	32.2%
Financials	13.0%
Health Care	11.1%
Communication Services	10.6%
Consumer Discretionary	9.9%
Industrials	7.5%
Consumer Staples	6.1%
Energy	3.7%
Utilities	2.1%
Real Estate	1.9%
Materials	1.7%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Digital Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WMF-597672-2024-08-26

WisdomTree 500 Digital Fund

Annual Shareholder Report - June 30, 2024

Ticker: SPXUX

SPXUX - 062024

WisdomTree 7-10 Year Treasury Digital Fund

Ticker: WTSTX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree 7-10 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 0.24% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). During the specified period, due to persistent inflation and a shift in market expectations regarding the Federal Reserve's first rate cut, interest rates in the medium to long maturity segment of the curve increased. However, this increase was less than the longer maturity treasuries, but more than shorter maturity treasuries. Consequently, the Fund achieved lower performance compared to broader U.S. Treasuries by having a lower duration. Also, as a high-grade Treasury fund, it lagged the riskier segments of the fixed income market during the period, where investors maintained a strong risk-on appetite for corporate issues and other securities with lower credit ratings.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from January 19, 2023 (inception) through June 30, 2024

	WisdomTree 7-10 Year Treasury Digital Fund $9,806	Bloomberg U.S. Aggregate Bond Index $10,112	Solactive US 7-10 Year Treasury Bond Index $9,800
1/19/23	$10,000	$10,000	$10,000
1/31/23	$9,930	$9,948	$9,889
2/28/23	$9,610	$9,691	$9,590
3/31/23	$9,970	$9,937	$9,944
4/30/23	$10,050	$9,997	$10,016
5/31/23	$9,900	$9,888	$9,891
6/30/23	$9,782	$9,853	$9,763
7/31/23	$9,721	$9,846	$9,702
8/31/23	$9,650	$9,783	$9,639
9/30/23	$9,349	$9,534	$9,338
10/31/23	$9,175	$9,384	$9,176
11/30/23	$9,584	$9,809	$9,565
12/31/23	$9,945	$10,184	$9,941
1/31/24	$9,955	$10,156	$9,939
2/29/24	$9,748	$10,013	$9,735
3/31/24	$9,816	$10,105	$9,806
4/30/24	$9,513	$9,850	$9,506
5/31/24	$9,680	$10,017	$9,635
6/30/24	$9,806	$10,112	$9,800

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	0.24%	(1.35)%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.77%
Solactive US 7-10 Year Treasury Bond Index	0.38%	(1.39)%

Key Fund Statistics

Total Net Assets	$932,328
# of Portfolio Holdings	6
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$470

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top Holdings (% of Net Assets)

U.S. Treasury Notes, 1.88%, due 2/15/32	50.1%
U.S. Treasury Notes, 4.50%, due 11/15/33	20.7%
U.S. Treasury Notes, 4.38%, due 5/15/34	17.4%
U.S. Treasury Notes, 3.88%, due 8/15/33	5.7%
U.S. Treasury Notes, 3.50%, due 2/15/33	4.5%
U.S. Treasury Notes, 1.38%, due 11/15/31	0.7%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Digital Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WMF-597671-2024-08-26

WisdomTree 7-10 Year Treasury Digital Fund

Annual Shareholder Report - June 30, 2024

Ticker: WTSTX

WTSTX - 062024

WisdomTree Floating Rate Treasury Digital Fund

Ticker: FLTTX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.52% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). During the specified period, due to persistent inflation and a shift in market expectations regarding the Federal Reserve's first rate cut, interest rates in the medium to long maturity segment of the curve increased. However, since the fund maintains almost no duration and sensitivity to interest rate increases, the Fund achieved higher performance compared to broader U.S. Treasuries. Also, as a high-grade Treasury fund, it only lagged the riskiest segments of the fixed income market (mainly High Yield securities) during the period, where investors maintained a strong risk-on appetite for corporate issues and other securities with lower credit ratings.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from January 19, 2023 (inception) through June 30, 2024

	WisdomTree Floating Rate Treasury Digital Fund $10,789	Bloomberg U.S. Aggregate Bond Index $10,112	Solactive US Treasury Floating Rate $10,801
1/19/23	$10,000	$10,000	$10,000
1/31/23	$10,013	$9,948	$10,013
2/28/23	$10,050	$9,691	$10,049
3/31/23	$10,089	$9,937	$10,087
4/30/23	$10,136	$9,997	$10,131
5/31/23	$10,180	$9,888	$10,181
6/30/23	$10,225	$9,853	$10,226
7/31/23	$10,271	$9,846	$10,276
8/31/23	$10,315	$9,783	$10,321
9/30/23	$10,361	$9,534	$10,366
10/31/23	$10,411	$9,384	$10,418
11/30/23	$10,453	$9,809	$10,462
12/31/23	$10,495	$10,184	$10,500
1/31/24	$10,547	$10,156	$10,554
2/29/24	$10,594	$10,013	$10,606
3/31/24	$10,644	$10,105	$10,650
4/30/24	$10,695	$9,850	$10,708
5/31/24	$10,744	$10,017	$10,759
6/30/24	$10,789	$10,112	$10,801

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	5.52%	5.39%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.77%
Solactive US Treasury Floating Rate	5.62%	5.46%

Key Fund Statistics

Total Net Assets	$1,563,289
# of Portfolio Holdings	7
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$648

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 5.55%, due 1/31/26	27.2%
U.S. Treasury Floating Rate Notes, 5.48%, due 10/31/25	24.2%
U.S. Treasury Floating Rate Notes, 5.34%, due 7/31/24	20.8%
U.S. Treasury Floating Rate Notes, 5.45%, due 10/31/24	12.5%
U.S. Treasury Floating Rate Notes, 5.47%, due 4/30/25	6.6%
U.S. Treasury Floating Rate Notes, 5.46%, due 4/30/26	6.1%
U.S. Treasury Floating Rate Notes, 5.43%, due 7/31/25	1.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.7%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Digital Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WMF-597673-2024-08-26

WisdomTree Floating Rate Treasury Digital Fund

Annual Shareholder Report - June 30, 2024

Ticker: FLTTX

FLTTX - 062024

WisdomTree Government Money Market Digital Fund

Ticker: WTGXX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Government Money Market Digital Fund (the "Fund") for the period of November 7, 2023 (inception) to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Government Money Market Digital Fund	$16	0.25%
Footnote	Description
Footnote*	The Fund commenced operations on 11/7/23. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 237/366 (to reflect the period since commencement of operations).

How did the Fund perform last year and what affected its performance?

The Fund returned 3.38% at net asset value ("NAV") for the period ended June 30, 2024 (for more complete performance information please see the table below). During the specified period, due to persistent inflation and a shift in market expectations regarding the Federal Reserve's first rate cut, overnight and short-term interest rates remained elevated. The Fund achieved lower performance compared to riskier segments of the fixed income market during the period, where investors maintained a strong risk-on appetite for corporate issues and other securities with lower credit ratings.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the ICE US 1-Month Treasury Bill Index, a broad-based securities market index. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from November 7, 2023 (inception) through June 30, 2024

	WisdomTree Government Money Market Digital Fund $10,338	ICE US 1-Month Treasury Bill Index $10,349
11/07/23	$10,000	$10,000
11/30/23	$10,034	$10,034
12/31/23	$10,078	$10,081
1/31/24	$10,122	$10,126
2/29/24	$10,163	$10,167
3/31/24	$10,208	$10,214
4/30/24	$10,250	$10,257
5/31/24	$10,295	$10,307
6/30/24	$10,338	$10,349

Average Annual Total Returns (%)

Since Inception 11/7/23Footnote Reference*
Fund NAV Returns	3.38%
ICE US 1-Month Treasury Bill Index	3.49%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

Total Net Assets	$5,676,391
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$7,473

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills, 5.34%, due 7/5/24	31.0%
U.S. Treasury Floating Rate Notes, 5.34%, due 7/31/24	20.3%
U.S. Treasury Bills, 5.41%, due 9/19/24	8.7%
Federal Home Loan Banks, 5.35%, due 8/27/24	7.0%
Federal Home Loan Banks, 5.35%, due 9/24/24	4.4%
Federal Home Loan Banks, 5.34%, due 7/9/24	4.4%
Federal Home Loan Banks, 3.00%, due 7/8/24	4.4%
U.S. Treasury Bills, 5.34%, due 7/16/24	4.4%
U.S. Treasury Bills, 5.40%, due 10/29/24	4.3%
U.S. Treasury Bills, 5.40%, due 11/14/24	4.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	76.5%
U.S. Government Agencies	27.8%
Other Assets and Liabilities, Net	(4.3%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Digital Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WMF-597675-2024-08-26

WisdomTree Government Money Market Digital Fund

Annual Shareholder Report - June 30, 2024

Ticker: WTGXX

WTGXX - 062024

WisdomTree Long Term Treasury Digital Fund

Ticker: WTLGX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Long Term Treasury Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Long Term Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned -7.12% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). During the specified period, due to persistent inflation and a shift in market expectations regarding the Federal Reserve's first rate cut, interest rates in the medium to long maturity segment of the curve increased. This increase was more than the shorter maturity treasuries. Consequently, the Fund achieved lower performance compared to broader U.S. Treasuries by having a lower duration. Also, as a high-grade Treasury fund, it lagged the riskier segments of the fixed income market during the period, where investors maintained a strong risk-on appetite for corporate issues and other securities with lower credit ratings.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from January 19, 2023 (inception) through June 30, 2024

	WisdomTree Long Term Treasury Digital Fund $8,938	Bloomberg U.S. Aggregate Bond Index $10,112	Solactive US 20+ Year Treasury Bond Index $8,926
1/19/23	$10,000	$10,000	$10,000
1/31/23	$9,900	$9,948	$9,807
2/28/23	$9,410	$9,691	$9,355
3/31/23	$9,856	$9,937	$9,808
4/30/23	$9,896	$9,997	$9,874
5/31/23	$9,614	$9,888	$9,570
6/30/23	$9,623	$9,853	$9,592
7/31/23	$9,390	$9,846	$9,356
8/31/23	$9,095	$9,783	$9,087
9/30/23	$8,371	$9,534	$8,352
10/31/23	$7,919	$9,384	$7,972
11/30/23	$8,710	$9,809	$8,694
12/31/23	$9,479	$10,184	$9,446
1/31/24	$9,240	$10,156	$9,234
2/29/24	$9,043	$10,013	$9,028
3/31/24	$9,126	$10,105	$9,106
4/30/24	$8,539	$9,850	$8,524
5/31/24	$8,791	$10,017	$8,704
6/30/24	$8,938	$10,112	$8,926

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	(7.12)%	(7.47)%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.77%
Solactive US 20+ Year Treasury Bond Index	(6.95)%	(7.54)%

Key Fund Statistics

Total Net Assets	$844,866
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$431

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top Holdings (% of Net Assets)

U.S. Treasury Bonds, 3.00%, due 5/15/47	39.3%
U.S. Treasury Bonds, 1.88%, due 11/15/51	38.9%
U.S. Treasury Bonds, 3.00%, due 5/15/45	12.3%
U.S. Treasury Bonds, 1.63%, due 11/15/50	4.7%
U.S. Treasury Bonds, 4.25%, due 2/15/54	3.2%
U.S. Treasury Bonds, 4.13%, due 8/15/53	0.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.7%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Digital Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WMF-597677-2024-08-26

WisdomTree Long Term Treasury Digital Fund

Annual Shareholder Report - June 30, 2024

Ticker: WTLGX

WTLGX - 062024

WisdomTree Short-Duration Income Digital Fund

Ticker: WTSIX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Short-Duration Income Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Duration Income Digital Fund	$15	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.60% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). During the specified period, due to persistent inflation and a shift in market expectations regarding the Federal Reserve's first rate cut, interest rates in the medium to long maturity segment of the curve increased. Asset classes that are typically described as "risk-on", like corporate debt, generated negative performance during the first half of the period as the global markets continued to grapple with sticky inflation. Since November 2023, there has been a reversal in the markets and many risk-on asset classes have rallied. The Fund's largest allocations were WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG), and WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG), generating the bulk of positive performance during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from January 19, 2023 (inception) through June 30, 2024

	WisdomTree Short-Duration Income Digital Fund $10,619	Bloomberg U.S. Aggregate Bond Index $10,112	Bloomberg U.S. Short Aggregate Composite Index $10,431	Bloomberg U.S. Short Aggregate Enhanced Yield Index $10,511
1/19/23	$10,000	$10,000	$10,000	$10,000
1/31/23	$10,000	$9,948	$9,979	$9,985
2/28/23	$9,900	$9,691	$9,852	$9,857
3/31/23	$9,994	$9,937	$10,031	$10,010
4/30/23	$10,025	$9,997	$10,079	$10,065
5/31/23	$9,984	$9,888	$10,031	$10,025
6/30/23	$10,056	$9,853	$9,968	$9,979
7/31/23	$10,127	$9,846	$10,006	$10,027
8/31/23	$10,137	$9,783	$10,026	$10,047
9/30/23	$10,065	$9,534	$9,977	$10,003
10/31/23	$10,035	$9,384	$9,978	$10,005
11/30/23	$10,260	$9,809	$10,159	$10,195
12/31/23	$10,453	$10,184	$10,331	$10,365
1/31/24	$10,495	$10,156	$10,367	$10,409
2/29/24	$10,463	$10,013	$10,297	$10,359
3/31/24	$10,537	$10,105	$10,349	$10,417
4/30/24	$10,463	$9,850	$10,261	$10,348
5/31/24	$10,558	$10,017	$10,360	$10,446
6/30/24	$10,619	$10,112	$10,431	$10,511

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	5.60%	4.24%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.77%
Bloomberg U.S. Short Aggregate Composite Index	4.65%	2.95%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	5.34%	3.50%

Key Fund Statistics

Total Net Assets	$1,010,909
# of Portfolio Holdings	5
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,505

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	29.9%
WisdomTree U.S. Short Term Corporate Bond Fund	20.0%
WisdomTree Mortgage Plus Bond Fund	19.8%
WisdomTree Interest Rate Hedged High Yield Bond Fund	15.2%
WisdomTree Floating Rate Treasury Fund	15.1%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Digital Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WMF-597678-2024-08-26

WisdomTree Short-Duration Income Digital Fund

Annual Shareholder Report - June 30, 2024

Ticker: WTSIX

WTSIX - 062024

WisdomTree Short-Term Treasury Digital Fund

Ticker: WTSYX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Short-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Term Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 4.14% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). During the specified period, interest rates for the 1- and 3-year tenors on the U.S. Treasury Yield curve experienced a slight decline. However, due to persistent inflation and a shift in market expectations regarding the Federal Reserve's first rate cut, interest rates in the intermediate to long maturity segment of the curve increased. Consequently, the Fund achieved better performance compared to broader U.S. Treasuries by having a lower duration. However, as a high-grade Treasury fund, it lagged the riskier segments of the fixed income market during the period, where investors maintained a strong risk-on appetite for corporate issues and other securities with lower credit ratings.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from December 14, 2022 (inception) through June 30, 2024

	WisdomTree Short-Term Treasury Digital Fund $10,495	Bloomberg U.S. Aggregate Bond Index $10,267	Solactive US 1-3 Year Treasury Bond Index $10,542
12/14/22	$10,000	$10,000	$10,000
12/31/22	$9,971	$9,799	$9,987
1/31/23	$10,042	$10,101	$10,051
2/28/23	$9,968	$9,839	$9,983
3/31/23	$10,124	$10,089	$10,139
4/30/23	$10,155	$10,151	$10,163
5/31/23	$10,121	$10,040	$10,136
6/30/23	$10,077	$10,004	$10,084
7/31/23	$10,112	$9,997	$10,121
8/31/23	$10,149	$9,933	$10,161
9/30/23	$10,148	$9,681	$10,161
10/31/23	$10,181	$9,528	$10,195
11/30/23	$10,277	$9,960	$10,299
12/31/23	$10,379	$10,341	$10,414
1/31/24	$10,419	$10,313	$10,455
2/29/24	$10,374	$10,167	$10,412
3/31/24	$10,404	$10,261	$10,443
4/30/24	$10,365	$10,002	$10,412
5/31/24	$10,436	$10,171	$10,471
6/30/24	$10,495	$10,267	$10,542

Average Annual Total Returns (%)

	1 Year	Since Inception 12/14/22
Fund NAV Returns	4.14%	3.18%
Bloomberg U.S. Aggregate Bond Index	2.63%	1.72%
Solactive US 1-3 Year Treasury Bond Index	4.54%	3.47%

Key Fund Statistics

Total Net Assets	$990,812
# of Portfolio Holdings	13
Portfolio Turnover Rate	256%
Total Advisory Fees Paid	$513

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 0.38%, due 11/30/25	37.2%
U.S. Treasury Notes, 1.25%, due 11/30/26	15.8%
U.S. Treasury Notes, 4.63%, due 6/15/27	10.1%
U.S. Treasury Notes, 4.63%, due 3/15/26	9.5%
U.S. Treasury Notes, 3.75%, due 4/15/26	6.8%
U.S. Treasury Notes, 4.38%, due 12/15/26	6.0%
U.S. Treasury Notes, 4.13%, due 6/15/26	4.5%
U.S. Treasury Notes, 2.00%, due 8/15/25	3.9%
U.S. Treasury Notes, 4.63%, due 6/30/26	2.7%
U.S. Treasury Notes, 4.13%, due 2/15/27	0.4%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Digital Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WMF-597680-2024-08-26

WisdomTree Short-Term Treasury Digital Fund

Annual Shareholder Report - June 30, 2024

Ticker: WTSYX

WTSYX - 062024

WisdomTree Siegel Global Equity Digital Fund

Ticker: EQTYX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Siegel Global Equity Digital Fund (the "Fund") for the period of December 6, 2023 (inception) to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Global Equity Digital Fund	$9	0.15%
Footnote	Description
Footnote*	The Fund commenced operations on 12/6/23. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 208/366 (to reflect the period since commencement of operations).

How did the Fund perform last year and what affected its performance?

The Fund returned 13.54% at net asset value ("NAV") for the fiscal period ended June 30, 2024 (for more complete performance information please see the table below). Please note that this represents performance since Fund inception on December 6, 2023. As part of its investment strategy, the Fund allocates to a variety of WisdomTree and non-WisdomTree equity ETFs to provide capital appreciation and income potential over a long-term investment horizon. The iShares Core S&P 500 ETF (IVV) and WisdomTree U.S. Quality Dividend Growth Fund (DGRW) were additive as they primarily allocate to U.S. large cap equities, which delivered strong returns due to investor sentiment and excitement about the growth of, and opportunities involving, artificial intelligence (AI). The WisdomTree Emerging Markets High Dividend Fund (DEM) and Vanguard High Dividend Yield ETF (VYM) were also beneficial for performance, as they both delivered strong returns relative to broader emerging markets and U.S. equity benchmarks while maintaining a dividend emphasis. Though the WisdomTree International Quality Dividend Growth Fund (IQDG) still provided positive absolute returns, Fund performance would have benefitted from currency-hedged international equity exposure during the period since most G10 currencies weakened versus the U.S. dollar, but IQDG does not currency-hedge.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the MSCI ACWI Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from December 6, 2023 (inception) through June 30, 2024

	WisdomTree Siegel Global Equity Digital Fund $11,354	MSCI ACWI Index $11,684	MSCI ACWI Value Index $11,184
12/06/23	$10,000	$10,000	$10,000
12/31/23	$10,549	$10,498	$10,529
1/31/24	$10,529	$10,559	$10,514
2/29/24	$10,881	$11,012	$10,785
3/31/24	$11,292	$11,358	$11,251
4/30/24	$10,879	$10,983	$10,913
5/31/24	$11,332	$11,429	$11,235
6/30/24	$11,354	$11,684	$11,184

Average Annual Total Returns (%)

Since Inception 12/6/23Footnote Reference*
Fund NAV Returns	13.54%
MSCI ACWI Index	16.84%
MSCI ACWI Value Index	11.84%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

Total Net Assets	$390,351
# of Portfolio Holdings	11
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$264

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

WisdomTree U.S. Quality Dividend Growth Fund	22.4%
WisdomTree U.S. Total Dividend Fund	15.0%
iShares Core S&P 500 ETF	13.5%
Vanguard International High Dividend Yield ETF	11.0%
WisdomTree International Quality Dividend Growth Fund	9.9%
Vanguard High Dividend Yield ETF	8.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
WisdomTree Japan Hedged Equity Fund	4.0%
WisdomTree Emerging Markets High Dividend Fund	4.0%
WisdomTree Emerging Markets SmallCap Dividend Fund	4.0%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Digital Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WMF-597681-2024-08-26

WisdomTree Siegel Global Equity Digital Fund

Annual Shareholder Report - June 30, 2024

Ticker: EQTYX

EQTYX - 062024

WisdomTree Siegel Longevity Digital Fund

Ticker: LNGVX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Siegel Longevity Digital Fund (the "Fund") for the period of December 6, 2023 (inception) to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Longevity Digital Fund	$9	0.15%
Footnote	Description
Footnote*	The Fund commenced operations on 12/6/23. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 208/366 (to reflect the period since commencement of operations).

How did the Fund perform last year and what affected its performance?

The Fund returned 10.40% at net asset value ("NAV") for the fiscal period ended June 30, 2024 (for more complete performance information please see the table below). Please note that this represents performance since Fund inception on December 6, 2023. As part of its investment strategy, the Fund invests in several WisdomTree and non-WisdomTree ETFs that intend to provide supplementary income over a long-term investment horizon via dividends from equity securities and interest income from fixed income securities, while also seeking capital appreciation. This results in approximately 75% global equity and 25% fixed income exposure. The WisdomTree Emerging Markets High Dividend Fund (DEM) and Vanguard High Dividend Yield ETF (VYM) were additive, as they both delivered strong returns relative to broader emerging markets and U.S. equity benchmarks while maintaining a dividend emphasis. Though the WisdomTree International Quality Dividend Growth Fund (IQDG) still provided positive absolute returns, Fund performance would have benefitted from currency-hedged international equity exposure during the period since most G10 currencies weakened versus the U.S. dollar, but IQDG does not currency-hedge. Within fixed income exposures, each of the Fund's underlying allocations were additive, including the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) and WisdomTree U.S. High Yield Corporate Bond Fund (WFHY).

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from December 6, 2023 (inception) through June 30, 2024

	WisdomTree Siegel Longevity Digital Fund $11,040	S&P 500® Index $12,053	75% MSCI ACWI Value Index/25% Bloomberg U.S. Bond Index Composite $10,930
12/06/23	$10,000	$10,000	$10,000
12/31/23	$10,462	$10,454	$10,462
1/31/24	$10,442	$10,630	$10,444
2/29/24	$10,703	$11,198	$10,609
3/31/24	$11,020	$11,558	$10,972
4/30/24	$10,657	$11,086	$10,660
5/31/24	$11,020	$11,636	$10,942
6/30/24	$11,040	$12,053	$10,930

Average Annual Total Returns (%)

Since Inception 12/6/23Footnote Reference*
Fund NAV Returns	10.40%
S&P 500® Index	20.53%
75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite	9.30%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

Total Net Assets	$171,739
# of Portfolio Holdings	15
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$117

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	14.8%
WisdomTree U.S. Total Dividend Fund	13.4%
WisdomTree U.S. Quality Dividend Growth Fund	10.9%
iShares Core S&P 500 ETF	8.0%
Vanguard International High Dividend Yield ETF	7.9%
WisdomTree International Quality Dividend Growth Fund	7.9%
Vanguard High Dividend Yield ETF	6.0%
WisdomTree Managed Futures Strategy Fund	4.9%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
WisdomTree Emerging Markets High Dividend Fund	4.0%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.2%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Digital Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WMF-597683-2024-08-26

WisdomTree Siegel Longevity Digital Fund

Annual Shareholder Report - June 30, 2024

Ticker: LNGVX

LNGVX - 062024

WisdomTree Siegel Moderate Digital Fund

Ticker: MODRX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Siegel Moderate Digital Fund (the "Fund") for the period of December 6, 2023 (inception) to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Moderate Digital Fund	$9	0.15%
Footnote	Description
Footnote*	The Fund commenced operations on 12/6/23. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 208/366 (to reflect the period since commencement of operations).

How did the Fund perform last year and what affected its performance?

The Fund returned 8.85% at net asset value ("NAV") for the fiscal period ended June 30, 2024 (for more complete performance information please see the table below). Please note that this represents performance since Fund inception on December 6, 2023. As part of its 60% equity and 40% fixed income investment strategy, the Fund invests in several WisdomTree and non-WisdomTree ETFs that exhibited mixed performance. The iShares Core S&P 500 ETF (IVV) and WisdomTree U.S. Quality Dividend Growth Fund (DGRW) were additive as they primarily allocate to U.S. large cap equities, which delivered strong returns due to investor sentiment and excitement about the growth of, and opportunities involving, artificial intelligence (AI). Though the WisdomTree International Quality Dividend Growth Fund (IQDG) still provided positive returns, Fund performance would have benefitted from currency-hedged international equity exposure during the period since most G10 currencies weakened versus the U.S. dollar, but IQDG does not currency-hedge. Within fixed income exposures, the WisdomTree Floating Rate Treasury Fund (USFR) and WisdomTree Mortgage Plus Bond Fund (MTGP) were beneficial in the prevailing high interest rate environment due to income generation effects. The iShares 10-20 Year Treasury Bond ETF (TLH) slightly hampered performance, as its underlying bond exposures suffered from rising interest rates during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from December 6, 2023 (inception) through June 30, 2024

	WisdomTree Siegel Moderate Digital Fund $10,885	S&P 500® Index $12,053	60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index $10,780
12/06/23	$10,000	$10,000	$10,000
12/31/23	$10,441	$10,454	$10,422
1/31/24	$10,410	$10,630	$10,402
2/29/24	$10,571	$11,198	$10,504
3/31/24	$10,844	$11,558	$10,811
4/30/24	$10,501	$11,086	$10,511
5/31/24	$10,834	$11,636	$10,768
6/30/24	$10,885	$12,053	$10,780

Average Annual Total Returns (%)

Since Inception 12/6/23Footnote Reference*
Fund NAV Returns	8.85%
S&P 500® Index	20.53%
60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index	7.80%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

Total Net Assets	$145,308
# of Portfolio Holdings	17
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$101

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	16.1%
WisdomTree U.S. Quality Dividend Growth Fund	13.4%
WisdomTree Mortgage Plus Bond Fund	9.1%
WisdomTree U.S. Total Dividend Fund	9.0%
iShares Core S&P 500 ETF	7.9%
Vanguard International High Dividend Yield ETF	6.6%
WisdomTree International Quality Dividend Growth Fund	6.0%
iShares 10-20 Year Treasury Bond ETF	5.5%
Vanguard High Dividend Yield ETF	4.8%
WisdomTree Floating Rate Treasury Fund	4.4%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.4%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Digital Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WMF-597684-2024-08-26

WisdomTree Siegel Moderate Digital Fund

Annual Shareholder Report - June 30, 2024

Ticker: MODRX

MODRX - 062024

WisdomTree Technology and Innovation 100 Digital Fund

Ticker: TECHX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Technology and Innovation 100 Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Technology and Innovation 100 Digital Fund	$12	0.10%

How did the Fund perform last year and what affected its performance?

The Fund returned 39.21% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). The Fund is primarily concentrated in U.S. technology companies (by over 50% weight), which delivered strong returns over the period as investor excitement about the growth of, and opportunities involving, artificial intelligence (AI) led markets higher. Among the most successful beneficiaries was the cohort known as the "Magnificent 7", which includes Microsoft, Apple, Nvidia, Alphabet, Amazon, Meta, and Tesla. These companies, collectively, were extremely valuable to portfolio performance during the period and contributed significantly to the Fund's total return. Communication Services exposure was also additive, as it was the second-best performing U.S. equity sector during the period and amounts to about 20% weight in the Fund. At roughly 10% weight each, Health Care and Consumer Discretionary also delivered positive returns, but they were not as impactful as Communication Services and Information Technology during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from January 19, 2023 (inception) through June 30, 2024

	WisdomTree Technology and Innovation 100 Digital Fund $18,612	S&P 500® Index $14,220	WisdomTree Technology and Innovation 100 Index $18,616
1/19/23	$10,000	$10,000	$10,000
1/31/23	$10,620	$10,380	$10,624
2/28/23	$10,560	$10,127	$10,556
3/31/23	$11,590	$10,499	$11,593
4/30/23	$11,520	$10,662	$11,520
5/31/23	$12,560	$10,709	$12,568
6/30/23	$13,370	$11,416	$13,377
7/31/23	$14,030	$11,783	$14,031
8/31/23	$13,940	$11,596	$13,943
9/30/23	$13,190	$11,043	$13,199
10/31/23	$12,840	$10,810	$12,841
11/30/23	$14,300	$11,798	$14,287
12/31/23	$15,089	$12,334	$15,076
1/31/24	$15,582	$12,541	$15,569
2/29/24	$16,672	$13,211	$16,666
3/31/24	$17,039	$13,636	$17,036
4/30/24	$16,221	$13,079	$16,214
5/31/24	$17,270	$13,727	$17,268
6/30/24	$18,612	$14,220	$18,616

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	39.21%	53.64%
S&P 500® Index	24.56%	27.49%
WisdomTree Technology and Innovation 100 Index	39.17%	53.54%

Key Fund Statistics

Total Net Assets	$3,660,444
# of Portfolio Holdings	98
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$3,004

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	11.4%
Alphabet, Inc., Class A	8.2%
Microsoft Corp.	7.4%
Meta Platforms, Inc., Class A	7.4%
Amazon.com, Inc.	7.2%
Apple, Inc.	6.0%
Broadcom, Inc.	4.4%
Tesla, Inc.	2.4%
Oracle Corp.	2.3%
AbbVie, Inc.	1.8%

Sector Breakdown (% of Net Assets)

Information Technology	57.3%
Communication Services	20.7%
Consumer Discretionary	10.1%
Health Care	8.8%
Financials	1.6%
Industrials	1.2%
Real Estate	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Digital Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WMF-597685-2024-08-26

WisdomTree Technology and Innovation 100 Digital Fund

Annual Shareholder Report - June 30, 2024

Ticker: TECHX

TECHX - 062024

WisdomTree TIPS Digital Fund

Ticker: TIPSX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree TIPS Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree TIPS Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.22% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). During the specified period, due to persistent inflation and a shift in market expectations regarding the Federal Reserve's first rate cut, interest rates in the medium to long maturity segment of the curve increased. During this period, short-term inflation expectation measured by Treasury break-evens remained anchored while longer-term break-evens rose. Also, as a high-grade Treasury fund, it lagged the riskier segments of the fixed income market during the period, where investors maintained a strong risk-on appetite for corporate issues and other securities with lower credit ratings.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from January 19, 2023 (inception) through June 30, 2024

	WisdomTree TIPS Digital Fund $10,230	Bloomberg U.S. Aggregate Bond Index $10,112	Solactive US Treasury Inflation-Linked Bond Index $10,277
1/19/23	$10,000	$10,000	$10,000
1/31/23	$9,990	$9,948	$9,978
2/28/23	$9,880	$9,691	$9,853
3/31/23	$10,134	$9,937	$10,142
4/30/23	$10,134	$9,997	$10,144
5/31/23	$10,023	$9,888	$10,029
6/30/23	$10,008	$9,853	$9,989
7/31/23	$10,018	$9,846	$9,991
8/31/23	$9,915	$9,783	$9,920
9/30/23	$9,729	$9,534	$9,741
10/31/23	$9,646	$9,384	$9,692
11/30/23	$9,916	$9,809	$9,932
12/31/23	$10,154	$10,184	$10,175
1/31/24	$10,186	$10,156	$10,215
2/29/24	$10,081	$10,013	$10,109
3/31/24	$10,154	$10,105	$10,181
4/30/24	$9,985	$9,850	$10,026
5/31/24	$10,154	$10,017	$10,165
6/30/24	$10,230	$10,112	$10,277

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	2.22%	1.59%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.77%
Solactive US Treasury Inflation-Linked Bond Index	2.89%	1.90%

Key Fund Statistics

Total Net Assets	$948,793
# of Portfolio Holdings	10
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$479

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/30	28.7%
U.S. Treasury Inflation-Indexed Notes, 0.88%, due 1/15/29	14.5%
U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/41	9.4%
U.S. Treasury Inflation-Indexed Bonds, 3.63%, due 4/15/28	8.6%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/26	8.2%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 1/15/33	7.3%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 2/15/52	6.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/26	5.6%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 7/15/32	4.1%
U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/44	0.8%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	93.9%
Other Assets and Liabilities, Net	6.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Digital Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WMF-597686-2024-08-26

WisdomTree TIPS Digital Fund

Annual Shareholder Report - June 30, 2024

Ticker: TIPSX

TIPSX - 062024

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(c)	The Registrant has not granted any waivers, including any implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(d)	The Code is attached hereto as exhibit 18(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated Nicholas Fusco as the audit committee financial expert. Mr. Fusco is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $314,568 for the fiscal year ended June 30, 2024 and $184,000 for the fiscal year ended June 30, 2023.

Audit-Related Fees

(b)	The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2024 and $0 for the fiscal year ended June 30, 2023.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $120,567 for the fiscal year ended June 30, 2024 and $77,760 for the fiscal year ended June 30, 2023.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended June 30, 2024 and $0 for the fiscal year ended June 30, 2023.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule-01(c) (7) (A), the registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the registrant’s financial statements. The audit committee also must approve, prior to appointment, the engagement of the principal accountant to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the registrant. The audit committee also must, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the registrant by the auditors for each audit and non-audit service. The audit committee also must consider whether non-audit services provided by the registrant’s principal accountant to the registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the registrant, are compatible with maintaining the auditor’s independence.

The audit committee has authorized the Chair of the audit committee of the Trust to pre-approve on behalf of the audit committee certain audit and non-audit services and fees, pursuant to the delegation provision of the audit committee’s pre-approval Policy, subject to the audit committee receiving a report of such pre-approvals at its next regular meeting.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $120,567 for the fiscal year ended June 30, 2024 and $77,760 for the fiscal year ended June 30, 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., June 30, 2024) is included under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements, including the financial highlights, are attached herewith.

WisdomTree Digital Trust

Annual Financial Statements and Other Information

June 30, 2024

Asset Allocation Digital Funds:

WisdomTree Short-Duration Income Digital Fund (WTSIX)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

WisdomTree Siegel Moderate Digital Fund (MODRX)

Equity Digital Funds:

WisdomTree 500 Digital Fund (SPXUX)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

Fixed Income Digital Funds:

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

WisdomTree TIPS Digital Fund (TIPSX)

Money Market Digital Fund:

WisdomTree Government Money Market Digital Fund (WTGXX)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Digital Trust.

(This page intentionally left blank.)

Schedule of Investments WisdomTree Short-Duration Income Digital Fund (WTSIX) June 30, 2024
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
United States – 100.0%
WisdomTree Floating Rate Treasury Fund(a)	3,028	$152,339
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	7,042	153,938
WisdomTree Mortgage Plus Bond Fund(a)	4,635	199,906
WisdomTree U.S. Short Term Corporate Bond Fund(a)	4,241	201,909
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	6,441	302,346
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,010,016)		1,010,438
Other Assets less Liabilities – 0.0%		471
NET ASSETS – 100.0%		$1,010,909

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the fiscal year ended June 30, 2024 were as follows:

Affiliate	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$ 98,678	$ 58,970	$ 5,278	$ (12)	$ (19)	$ 152,339	$ 7,430
WisdomTree Interest Rate Hedged High Yield Bond Fund	249,066	6,568	108,161	442	6,023	153,938	10,837
WisdomTree Mortgage Plus Bond Fund	148,437	62,492	12,299	(293)	1,569	199,906	6,519
WisdomTree U.S. Short-Term Corporate Bond Fund	197,330	7,833	6,476	(48)	3,270	201,909	7,762
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	296,240	14,787	10,660	(157)	2,136	302,346	11,487
Total	$989,751	$150,650	$142,874	$ (68)	$12,979	$1,010,438	$44,035

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$1,010,438	$—	$—	$1,010,438
Total Investments in Securities	$1,010,438	$—	$—	$1,010,438

See Notes to Financial Statements.

WisdomTree Digital Trust    1

Schedule of Investments WisdomTree Siegel Global Equity Digital Fund (EQTYX) June 30, 2024
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
United States – 99.8%
iShares Core S&P 500 ETF	96	$ 52,534
SPDR Portfolio S&P 400 Mid Cap ETF	380	19,494
Vanguard High Dividend Yield ETF	263	31,192
Vanguard International High Dividend Yield ETF	627	42,968
WisdomTree Emerging Markets High Dividend Fund(a)	362	15,678
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	304	15,638
WisdomTree International Quality Dividend Growth Fund(a)	1,046	38,796
WisdomTree Japan Hedged Equity Fund(a)	139	15,682
WisdomTree U.S. Quality Dividend Growth Fund(a)	1,120	87,416
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	250	11,778
WisdomTree U.S. Total Dividend Fund(a)	827	58,577
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $366,102)		389,753
Other Assets less Liabilities – 0.2%		598
NET ASSETS – 100.0%		$390,351

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended June 30, 2024 were as follows:

Affiliate	Value at 12/6/2023*	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$—	$ 14,623	$ 130	$ (1)	$ 1,186	$ 15,678	$ 357
WisdomTree Emerging Markets SmallCap Dividend Fund	—	14,948	51	(1)	742	15,638	274
WisdomTree International Quality Dividend Growth Fund	—	43,883	6,615	(3)	1,531	38,796	599
WisdomTree International SmallCap Dividend Fund^	—	25,447	25,820	373	—	—	681
WisdomTree Japan Hedged Equity Fund	—	15,682	—	—	—	15,682	—
WisdomTree U.S. MidCap Dividend Fund^	—	21,848	22,679	831	—	—	280
WisdomTree U.S. Quality Dividend Growth Fund	—	82,287	78	—	5,207	87,416	440
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	—	28,756	17,384	(94)	500	11,778	307
WisdomTree U.S. Total Dividend Fund	—	54,927	850	2	4,498	58,577	660
Total	$—	$302,401	$73,607	$1,107	$13,664	$243,565	$3,598

*  Commencement of operations.

^  As of June 30, 2024, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$389,753	$—	$—	$389,753
Total Investments in Securities	$389,753	$—	$—	$389,753

See Notes to Financial Statements.

2    WisdomTree Digital Trust

Schedule of Investments WisdomTree Siegel Longevity Digital Fund (LNGVX) June 30, 2024
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.2%
United States – 99.2%
Global X U.S. Preferred ETF	345	$6,790
iShares Core S&P 500 ETF	25	13,681
SPDR Portfolio S&P 400 Mid Cap ETF	150	7,695
Vanguard High Dividend Yield ETF	87	10,318
Vanguard International High Dividend Yield ETF	198	13,569
WisdomTree Emerging Markets High Dividend Fund(a)	159	6,886
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	100	5,144
WisdomTree International Quality Dividend Growth Fund(a)	365	13,538
WisdomTree Japan Hedged Equity Fund(a)	46	5,190
WisdomTree Managed Futures Strategy Fund(a)	233	8,451
Investments	Shares	Value
WisdomTree U.S. High Yield Corporate Bond Fund(a)	152	$6,779
WisdomTree U.S. Quality Dividend Growth Fund(a)	240	18,732
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	109	5,135
WisdomTree U.S. Total Dividend Fund(a)	326	23,091
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	592	25,432
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $162,156)		170,431
Other Assets less Liabilities – 0.8%		1,308
NET ASSETS – 100.0%		$171,739

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended June 30, 2024 were as follows:

Affiliate	Value at 12/6/2023*	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund^	$—	$ 2,724	$ 2,817	$ 93	$ —	$ —	$ 17
WisdomTree Emerging Markets High Dividend Fund	—	6,656	260	(0)[1]	490	6,886	160
WisdomTree Emerging Markets SmallCap Dividend Fund	—	5,043	153	2	252	5,144	101
WisdomTree International Quality Dividend Growth Fund	—	15,835	3,050	120	633	13,538	220
WisdomTree International SmallCap Dividend Fund^	—	5,026	5,012	(14)	—	—	118
WisdomTree Japan Hedged Equity Fund	—	5,190	—	—	—	5,190	—
WisdomTree Managed Futures Strategy Fund	—	8,473	216	(6)	200	8,451	49
WisdomTree U.S. High Yield Corporate Bond Fund	—	6,925	135	(1)	(10)	6,779	196
WisdomTree U.S. MidCap Dividend Fund^	—	7,536	7,901	365	—	—	97
WisdomTree U.S. Quality Dividend Growth Fund	—	17,704	458	14	1,472	18,732	121
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	—	9,779	4,803	(73)	232	5,135	104
WisdomTree U.S. Total Dividend Fund	—	22,438	1,333	24	1,962	23,091	273
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	—	25,979	476	(4)	(67)	25,432	495
Total	$—	$ 139,308	$26,614	$520	$ 5,164	$ 118,378	$ 1,951

*  Commencement of operations.

^  As of June 30, 2024, the Fund did not hold a position in this affiliate.

1Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$170,431	$—	$—	$170,431
Total Investments in Securities	$170,431	$—	$—	$170,431

See Notes to Financial Statements.

WisdomTree Digital Trust    3

Schedule of Investments WisdomTree Siegel Moderate Digital Fund (MODRX) June 30, 2024
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.4%
United States – 99.4%
iShares 10-20 Year Treasury Bond ETF	78	$8,011
iShares Core S&P 500 ETF	21	11,492
SPDR Portfolio S&P 400 Mid Cap ETF	85	4,361
Vanguard High Dividend Yield ETF	59	6,997
Vanguard International High Dividend Yield ETF	140	9,594
WisdomTree Emerging Markets High Dividend Fund(a)	82	3,551
WisdomTree Emerging Markets Local Debt Fund(a)	110	2,900
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	68	3,498
WisdomTree Floating Rate Treasury Fund(a)	126	6,339
WisdomTree International Quality Dividend Growth Fund(a)	233	8,642
WisdomTree Japan Hedged Equity Fund(a)	31	3,497
Investments	Shares	Value
WisdomTree Mortgage Plus Bond Fund(a)	307	$13,241
WisdomTree U.S. High Yield Corporate Bond Fund(a)	81	3,612
WisdomTree U.S. Quality Dividend Growth Fund(a)	250	19,513
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	56	2,638
WisdomTree U.S. Total Dividend Fund(a)	184	13,033
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	546	23,456
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $138,410)		144,375
Other Assets less Liabilities – 0.6%		933
NET ASSETS – 100.0%		$145,308

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended June 30, 2024 were as follows:

Affiliate	Value at 12/6/2023*	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$—	$ 4,622	$ 1,360	$ (9)	$ 298	$ 3,551	$ 89
WisdomTree Emerging Markets Local Debt Fund	—	4,065	1,078	(3)	(84)	2,900	70
WisdomTree Emerging Markets SmallCap Dividend Fund	—	4,627	1,321	(4)	196	3,498	72
WisdomTree Floating Rate Treasury Fund	—	8,510	2,168	(0)[1]	(3)	6,339	160
WisdomTree International Quality Dividend Growth Fund	—	15,108	7,042	111	465	8,642	146
WisdomTree International SmallCap Dividend Fund^	—	7,252	7,408	156	—	—	162
WisdomTree Japan Hedged Equity Fund	—	3,497	—	—	—	3,497	—
WisdomTree Mortgage Plus Bond Fund	—	16,738	3,513	15	1	13,241	211
WisdomTree U.S. High Yield Corporate Bond Fund	—	6,632	3,046	24	2	3,612	114
WisdomTree U.S. MidCap Dividend Fund^	—	6,899	7,198	299	—	—	68
WisdomTree U.S. Quality Dividend Growth Fund	—	22,293	4,121	(21)	1,362	19,513	107
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	—	7,945	5,474	(21)	188	2,638	71
WisdomTree U.S. Total Dividend Fund	—	17,207	5,386	(3)	1,215	13,033	159
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	—	31,772	8,270	18	(64)	23,456	469
Total	$—	$ 157,167	$ 57,385	$ 562	$ 3,576	$ 103,920	$ 1,898

* Commencement of operations.

1  Amount represents less than $1.

^ As of June 30, 2024, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$144,375	$—	$—	$144,375
Total Investments in Securities	$144,375	$—	$—	$144,375

See Notes to Financial Statements.

4    WisdomTree Digital Trust

Schedule of Investments WisdomTree 500 Digital Fund (SPXUX) June 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.8%
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	128	$ 2,682
United States – 99.7%
Aerospace & Defense – 1.5%
Axon Enterprise, Inc.*	5	1,471
Boeing Co.*	43	7,826
General Dynamics Corp.	19	5,513
HEICO Corp.	10	2,236
Howmet Aerospace, Inc.	29	2,251
L3Harris Technologies, Inc.	13	2,920
Lockheed Martin Corp.	18	8,408
Northrop Grumman Corp.	11	4,796
RTX Corp.	102	10,240
Textron, Inc.	14	1,202
TransDigm Group, Inc.	4	5,110
Total Aerospace & Defense		51,973
Air Freight & Logistics – 0.4%
Expeditors International of Washington, Inc.	10	1,248
FedEx Corp.	18	5,397
United Parcel Service, Inc., Class B	60	8,211
Total Air Freight & Logistics		14,856
Automobiles – 1.6%
Ford Motor Co.	277	3,474
General Motors Co.	94	4,367
Rivian Automotive, Inc., Class A*	64	859
Tesla, Inc.*	234	46,304
Total Automobiles		55,004
Banks – 3.1%
Bank of America Corp.	564	22,430
Citigroup, Inc.	134	8,504
Citizens Financial Group, Inc.	32	1,153
Fifth Third Bancorp	46	1,678
First Citizens BancShares, Inc., Class A	1	1,684
Huntington Bancshares, Inc.	101	1,331
JPMorgan Chase & Co.	206	41,665
KeyCorp	62	881
M&T Bank Corp.	11	1,665
PNC Financial Services Group, Inc.	27	4,198
Regions Financial Corp.	66	1,323
Truist Financial Corp.	93	3,613
U.S. Bancorp	106	4,208
Wells Fargo & Co.	261	15,501
Total Banks		109,834
Beverages – 1.4%
Brown-Forman Corp., Class B	34	1,468
Coca-Cola Co.	311	19,795
Constellation Brands, Inc., Class A	13	3,345
Investments	Shares	Value
Keurig Dr. Pepper, Inc.	99	$ 3,307
Molson Coors Beverage Co., Class B	17	864
Monster Beverage Corp.*	74	3,696
PepsiCo, Inc.	99	16,328
Total Beverages		48,803
Biotechnology – 1.9%
AbbVie, Inc.	126	21,611
Alnylam Pharmaceuticals, Inc.*	9	2,187
Amgen, Inc.	38	11,873
Biogen, Inc.*	11	2,550
BioMarin Pharmaceutical, Inc.*	13	1,070
Gilead Sciences, Inc.	88	6,038
GRAIL, Inc.*	2	26
Incyte Corp.*	16	970
Moderna, Inc.*	27	3,206
Regeneron Pharmaceuticals, Inc.*	8	8,408
Vertex Pharmaceuticals, Inc.*	19	8,906
Total Biotechnology		66,845
Broadline Retail – 4.1%
Amazon.com, Inc.*	753	145,517
eBay, Inc.	37	1,988
Total Broadline Retail		147,505
Building Products – 0.3%
Builders FirstSource, Inc.*	9	1,246
Carlisle Cos., Inc.	3	1,215
Carrier Global Corp.	59	3,722
Lennox International, Inc.	2	1,070
Masco Corp.	15	1,000
Owens Corning	6	1,042
Total Building Products		9,295
Capital Markets – 3.2%
Ameriprise Financial, Inc.	7	2,990
Ares Management Corp., Class A	14	1,866
Bank of New York Mellon Corp.	56	3,354
BlackRock, Inc.	11	8,661
Blackstone, Inc.	85	10,523
Carlyle Group, Inc.	24	964
Charles Schwab Corp.	125	9,211
CME Group, Inc.	26	5,112
Coinbase Global, Inc., Class A*	15	3,333
FactSet Research Systems, Inc.	3	1,225
Franklin Resources, Inc.	35	782
Goldman Sachs Group, Inc.	23	10,403
Intercontinental Exchange, Inc.	41	5,612
KKR & Co., Inc.	64	6,735
LPL Financial Holdings, Inc.	5	1,397
Moody’s Corp.	13	5,472
Morgan Stanley	116	11,274
Morningstar, Inc.	3	888
MSCI, Inc.	6	2,890

See Notes to Financial Statements.

WisdomTree Digital Trust    5

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2024
Investments	Shares	Value
Nasdaq, Inc.	41	$ 2,471
Northern Trust Corp.	15	1,260
Raymond James Financial, Inc.	15	1,854
S&P Global, Inc.	22	9,812
State Street Corp.	22	1,628
T Rowe Price Group, Inc.	16	1,845
Tradeweb Markets, Inc., Class A	15	1,590
Total Capital Markets		113,152
Chemicals – 0.9%
Air Products & Chemicals, Inc.	16	4,129
Albemarle Corp.	9	860
Celanese Corp.	8	1,079
CF Industries Holdings, Inc.	14	1,038
Corteva, Inc.	51	2,751
Dow, Inc.	50	2,652
DuPont de Nemours, Inc.	31	2,495
Ecolab, Inc.	21	4,998
International Flavors & Fragrances, Inc.	18	1,714
Mosaic Co.	23	665
PPG Industries, Inc.	17	2,140
RPM International, Inc.	9	969
Sherwin-Williams Co.	18	5,372
Westlake Corp.	9	1,303
Total Chemicals		32,165
Commercial Services & Supplies – 0.6%
Cintas Corp.	7	4,902
Copart, Inc.*	70	3,791
Republic Services, Inc.	23	4,470
Rollins, Inc.	35	1,708
Veralto Corp.	18	1,718
Waste Management, Inc.	29	6,187
Total Commercial Services & Supplies		22,776
Communications Equipment – 0.8%
Arista Networks, Inc.*	23	8,061
Cisco Systems, Inc.	298	14,158
Motorola Solutions, Inc.	12	4,633
Total Communications Equipment		26,852
Construction & Engineering – 0.1%
AECOM	11	969
Quanta Services, Inc.	10	2,541
Total Construction & Engineering		3,510
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	4	2,167
Vulcan Materials Co.	10	2,487
Total Construction Materials		4,654
Consumer Finance – 0.6%
American Express Co.	52	12,041
Capital One Financial Corp.	27	3,738
Discover Financial Services	18	2,355
Synchrony Financial	28	1,321
Total Consumer Finance		19,455
Investments	Shares	Value
Consumer Staples Distribution & Retail – 2.3%
Albertsons Cos., Inc., Class A	39	$ 770
Costco Wholesale Corp.	32	27,200
Dollar General Corp.	15	1,983
Dollar Tree, Inc.*	15	1,602
Kroger Co.	51	2,546
Sysco Corp.	36	2,570
Target Corp.	33	4,885
Walgreens Boots Alliance, Inc.	59	714
Walmart, Inc.	587	39,746
Total Consumer Staples Distribution & Retail		82,016
Containers & Packaging – 0.1%
Avery Dennison Corp.	6	1,312
Ball Corp.	22	1,320
International Paper Co.	26	1,122
Packaging Corp. of America	7	1,278
Total Containers & Packaging		5,032
Distributors – 0.1%
Genuine Parts Co.	10	1,383
LKQ Corp.	19	790
Pool Corp.	3	922
Total Distributors		3,095
Diversified REITs – 0.0%
WP Carey, Inc.	15	826
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	512	9,784
Verizon Communications, Inc.	305	12,578
Total Diversified Telecommunication Services		22,362
Electric Utilities – 1.4%
Alliant Energy Corp.	18	916
American Electric Power Co., Inc.	37	3,246
Avangrid, Inc.	29	1,030
Constellation Energy Corp.	23	4,606
Duke Energy Corp.	55	5,513
Edison International	27	1,939
Entergy Corp.	16	1,712
Evergy, Inc.	16	848
Eversource Energy	25	1,418
Exelon Corp.	73	2,527
FirstEnergy Corp.	41	1,569
NextEra Energy, Inc.	147	10,409
PG&E Corp.	152	2,654
PPL Corp.	53	1,465
Southern Co.	78	6,050
Xcel Energy, Inc.	39	2,083
Total Electric Utilities		47,985
Electrical Equipment – 0.5%
AMETEK, Inc.	16	2,667
Emerson Electric Co.	42	4,627
GE Vernova, Inc.*	19	3,259
See Notes to Financial Statements.

6    WisdomTree Digital Trust

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2024
Investments	Shares	Value
Hubbell, Inc.	4	$ 1,462
Rockwell Automation, Inc.	8	2,202
Vertiv Holdings Co.	26	2,251
Total Electrical Equipment		16,468
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	84	5,659
CDW Corp.	10	2,238
Corning, Inc.	61	2,370
Jabil, Inc.	9	979
Keysight Technologies, Inc.*	13	1,778
Teledyne Technologies, Inc.*	3	1,164
Zebra Technologies Corp., Class A*	4	1,236
Total Electronic Equipment, Instruments & Components		15,424
Energy Equipment & Services – 0.1%
Baker Hughes Co.	69	2,427
Halliburton Co.	64	2,162
Total Energy Equipment & Services		4,589
Entertainment – 1.3%
Electronic Arts, Inc.	20	2,787
Liberty Media Corp. – Liberty Formula One, Class C*	18	1,293
Live Nation Entertainment, Inc.*	16	1,500
Netflix, Inc.*	33	22,271
ROBLOX Corp., Class A*	43	1,600
Roku, Inc.*	10	599
Take-Two Interactive Software, Inc.*	12	1,866
Walt Disney Co.	133	13,206
Warner Bros Discovery, Inc.*	162	1,205
Warner Music Group Corp., Class A	36	1,103
Total Entertainment		47,430
Financial Services – 4.5%
Apollo Global Management, Inc.	58	6,848
Berkshire Hathaway, Inc., Class B*	158	64,274
Block, Inc.*	44	2,838
Corebridge Financial, Inc.	47	1,369
Corpay, Inc.*	5	1,332
Fidelity National Information Services, Inc.	42	3,165
Fiserv, Inc.*	43	6,409
Global Payments, Inc.	19	1,837
Mastercard, Inc., Class A	69	30,440
PayPal Holdings, Inc.*	75	4,352
Visa, Inc., Class A	148	38,846
Total Financial Services		161,710
Food Products – 0.7%
Archer-Daniels-Midland Co.	38	2,297
Campbell Soup Co.	21	949
Conagra Brands, Inc.	34	966
General Mills, Inc.	42	2,657
Hershey Co.	15	2,757
Hormel Foods Corp.	38	1,159
JM Smucker Co.	8	872
Investments	Shares	Value
Kellanova	24	$ 1,384
Kraft Heinz Co.	89	2,868
Lamb Weston Holdings, Inc.	11	925
McCormick & Co., Inc., Non-Voting Shares	19	1,348
Mondelez International, Inc., Class A	97	6,348
Tyson Foods, Inc., Class A	24	1,371
Total Food Products		25,901
Gas Utilities – 0.0%
Atmos Energy Corp.	10	1,166
Ground Transportation – 0.9%
CSX Corp.	137	4,583
JB Hunt Transport Services, Inc.	7	1,120
Norfolk Southern Corp.	16	3,435
Old Dominion Freight Line, Inc.	16	2,826
Uber Technologies, Inc.*	142	10,320
Union Pacific Corp.	42	9,503
Total Ground Transportation		31,787
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	124	12,885
Align Technology, Inc.*	5	1,207
Baxter International, Inc.	38	1,271
Becton Dickinson & Co.	21	4,908
Boston Scientific Corp.*	107	8,240
Cooper Cos., Inc.	15	1,310
Dexcom, Inc.*	27	3,061
Edwards Lifesciences Corp.*	43	3,972
GE HealthCare Technologies, Inc.	32	2,493
Hologic, Inc.*	18	1,337
IDEXX Laboratories, Inc.*	5	2,436
Insulet Corp.*	5	1,009
Intuitive Surgical, Inc.*	25	11,121
ResMed, Inc.	10	1,914
Solventum Corp.*	9	476
Stryker Corp.	28	9,527
Zimmer Biomet Holdings, Inc.	15	1,628
Total Health Care Equipment & Supplies		68,795
Health Care Providers & Services – 2.3%
Cardinal Health, Inc.	18	1,770
Cencora, Inc.	15	3,379
Centene Corp.*	40	2,652
Cigna Group	21	6,942
CVS Health Corp.	92	5,434
Elevance Health, Inc.	17	9,212
HCA Healthcare, Inc.	19	6,104
Humana, Inc.	9	3,363
Labcorp Holdings, Inc.	6	1,221
McKesson Corp.	10	5,840
Molina Healthcare, Inc.*	4	1,189
Quest Diagnostics, Inc.	8	1,095
UnitedHealth Group, Inc.	68	34,630
Total Health Care Providers & Services		82,831

See Notes to Financial Statements.

WisdomTree Digital Trust    7

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2024
Investments	Shares	Value
Health Care REITs – 0.2%
Ventas, Inc.	28	$ 1,435
Welltower, Inc.	39	4,066
Total Health Care REITs		5,501
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	11	2,013
Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	50	899
Hotels, Restaurants & Leisure – 1.9%
Airbnb, Inc., Class A*	44	6,672
Booking Holdings, Inc.	3	11,884
Chipotle Mexican Grill, Inc.*	100	6,265
Darden Restaurants, Inc.	9	1,362
Domino’s Pizza, Inc.	3	1,549
DoorDash, Inc., Class A*	28	3,046
DraftKings, Inc., Class A*	35	1,336
Expedia Group, Inc.*	9	1,134
Hilton Worldwide Holdings, Inc.	18	3,928
Hyatt Hotels Corp., Class A	7	1,063
Las Vegas Sands Corp.	55	2,434
Marriott International, Inc., Class A	20	4,835
McDonald’s Corp.	52	13,252
MGM Resorts International*	24	1,067
Starbucks Corp.	83	6,461
Yum! Brands, Inc.	20	2,649
Total Hotels, Restaurants & Leisure		68,937
Household Durables – 0.2%
DR Horton, Inc.	24	3,382
Lennar Corp., Class A	21	3,147
PulteGroup, Inc.	16	1,762
Total Household Durables		8,291
Household Products – 1.1%
Church & Dwight Co., Inc.	18	1,866
Clorox Co.	9	1,228
Colgate-Palmolive Co.	59	5,726
Kimberly-Clark Corp.	24	3,317
Procter & Gamble Co.	172	28,366
Total Household Products		40,503
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	24	2,063
Industrial Conglomerates – 0.8%
3M Co.	38	3,883
General Electric Co.	79	12,559
Honeywell International, Inc.	47	10,036
Total Industrial Conglomerates		26,478
Industrial REITs – 0.2%
Prologis, Inc.	65	7,300
Investments	Shares	Value
Insurance – 1.5%
Aflac, Inc.	43	$ 3,840
Allstate Corp.	19	3,033
American International Group, Inc.	51	3,786
Arthur J Gallagher & Co.	16	4,149
Brown & Brown, Inc.	21	1,878
Cincinnati Financial Corp.	11	1,299
Erie Indemnity Co., Class A	3	1,087
Fidelity National Financial, Inc.	19	939
Hartford Financial Services Group, Inc.	22	2,212
Loews Corp.	16	1,196
Markel Group, Inc.*	1	1,576
Marsh & McLennan Cos., Inc.	36	7,586
MetLife, Inc.	52	3,650
Principal Financial Group, Inc.	17	1,334
Progressive Corp.	42	8,724
Prudential Financial, Inc.	26	3,047
Travelers Cos., Inc.	16	3,253
WR Berkley Corp.	19	1,493
Total Insurance		54,082
Interactive Media & Services – 7.6%
Alphabet, Inc., Class A	927	168,853
Meta Platforms, Inc., Class A	190	95,802
Pinterest, Inc., Class A*	48	2,115
Snap, Inc., Class A*	115	1,910
Total Interactive Media & Services		268,680
IT Services – 0.8%
Akamai Technologies, Inc.*	11	991
Cloudflare, Inc., Class A*	23	1,905
Cognizant Technology Solutions Corp., Class A	36	2,448
EPAM Systems, Inc.*	4	752
Gartner, Inc.*	6	2,694
GoDaddy, Inc., Class A*	10	1,397
International Business Machines Corp.	65	11,242
MongoDB, Inc.*	5	1,250
Snowflake, Inc., Class A*	24	3,242
Twilio, Inc., Class A*	12	682
VeriSign, Inc.*	7	1,245
Total IT Services		27,848
Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	21	2,722
Avantor, Inc.*	48	1,018
Danaher Corp.	54	13,492
Illumina, Inc.*	10	1,044
IQVIA Holdings, Inc.*	13	2,749
Mettler-Toledo International, Inc.*	2	2,795
Thermo Fisher Scientific, Inc.	28	15,484
Waters Corp.*	4	1,160
West Pharmaceutical Services, Inc.	5	1,647
Total Life Sciences Tools & Services		42,111

See Notes to Financial Statements.

8    WisdomTree Digital Trust

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2024
Investments	Shares	Value
Machinery – 1.5%
Caterpillar, Inc.	36	$ 11,992
Cummins, Inc.	10	2,769
Deere & Co.	21	7,846
Dover Corp.	10	1,804
Fortive Corp.	25	1,852
Graco, Inc.	12	951
IDEX Corp.	5	1,006
Illinois Tool Works, Inc.	21	4,976
Ingersoll Rand, Inc.	30	2,725
Nordson Corp.	4	928
Otis Worldwide Corp.	29	2,792
PACCAR, Inc.	37	3,809
Parker-Hannifin Corp.	9	4,552
Snap-on, Inc.	4	1,046
Stanley Black & Decker, Inc.	11	879
Westinghouse Air Brake Technologies Corp.	13	2,055
Xylem, Inc.	17	2,306
Total Machinery		54,288
Media – 0.7%
Charter Communications, Inc., Class A*	11	3,289
Comcast Corp., Class A	282	11,043
Fox Corp., Class A	35	1,203
Interpublic Group of Cos., Inc.	27	785
Liberty Broadband Corp., Class C*	10	548
News Corp., Class A	40	1,103
Omnicom Group, Inc.	14	1,256
Sirius XM Holdings, Inc.	284	804
Trade Desk, Inc., Class A*	36	3,516
Total Media		23,547
Metals & Mining – 0.6%
Freeport-McMoRan, Inc.	101	4,909
Newmont Corp.	82	3,433
Nucor Corp.	18	2,846
Reliance, Inc.	4	1,142
Southern Copper Corp.	54	5,818
Steel Dynamics, Inc.	12	1,554
Total Metals & Mining		19,702
Multi-Utilities – 0.5%
Ameren Corp.	21	1,493
CenterPoint Energy, Inc.	44	1,363
CMS Energy Corp.	21	1,250
Consolidated Edison, Inc.	25	2,236
Dominion Energy, Inc.	59	2,891
DTE Energy Co.	15	1,665
Public Service Enterprise Group, Inc.	37	2,727
Sempra	47	3,575
WEC Energy Group, Inc.	22	1,726
Total Multi-Utilities		18,926
Investments	Shares	Value
Office REITs – 0.0%
Alexandria Real Estate Equities, Inc.	11	$ 1,287
Oil, Gas & Consumable Fuels – 3.6%
Chevron Corp.	135	21,117
ConocoPhillips	86	9,837
Coterra Energy, Inc.	55	1,467
Devon Energy Corp.	46	2,180
Diamondback Energy, Inc.	13	2,602
Energy Transfer LP	238	3,860
Enterprise Products Partners LP	157	4,550
EOG Resources, Inc.	42	5,287
EQT Corp.	30	1,109
Exxon Mobil Corp.	329	37,875
Hess Corp.	22	3,245
Kinder Morgan, Inc.	158	3,139
Marathon Oil Corp.	42	1,204
Marathon Petroleum Corp.	27	4,684
MPLX LP	71	3,024
Occidental Petroleum Corp.	62	3,908
ONEOK, Inc.	41	3,344
Ovintiv, Inc.	20	937
Phillips 66	32	4,517
Targa Resources Corp.	16	2,061
Texas Pacific Land Corp.	2	1,469
Valero Energy Corp.	24	3,762
Williams Cos., Inc.	87	3,698
Total Oil, Gas & Consumable Fuels		128,876
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	44	2,087
Southwest Airlines Co.	42	1,202
United Airlines Holdings, Inc.*	22	1,070
Total Passenger Airlines		4,359
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	24	2,554
Kenvue, Inc.	135	2,454
Total Personal Care Products		5,008
Pharmaceuticals – 3.7%
Bristol-Myers Squibb Co.	146	6,063
Eli Lilly & Co.	69	62,471
Johnson & Johnson	169	24,701
Merck & Co., Inc.	178	22,036
Pfizer, Inc.	422	11,808
Zoetis, Inc.	32	5,548
Total Pharmaceuticals		132,627
Professional Services – 0.6%
Automatic Data Processing, Inc.	29	6,922
Booz Allen Hamilton Holding Corp.	9	1,385
Broadridge Financial Solutions, Inc.	8	1,576
Equifax, Inc.	9	2,182
Jacobs Solutions, Inc.	9	1,257

See Notes to Financial Statements.

WisdomTree Digital Trust    9

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2024
Investments	Shares	Value
Leidos Holdings, Inc.	10	$ 1,459
Paychex, Inc.	25	2,964
SS&C Technologies Holdings, Inc.	18	1,128
Verisk Analytics, Inc.	11	2,965
Total Professional Services		21,838
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	21	1,871
CoStar Group, Inc.*	29	2,150
Total Real Estate Management & Development		4,021
Residential REITs – 0.3%
American Homes 4 Rent, Class A	25	929
AvalonBay Communities, Inc.	10	2,069
Equity LifeStyle Properties, Inc.	13	847
Equity Residential	27	1,872
Essex Property Trust, Inc.	4	1,089
Invitation Homes, Inc.	43	1,543
Mid-America Apartment Communities, Inc.	8	1,141
Sun Communities, Inc.	9	1,083
Total Residential REITs		10,573
Retail REITs – 0.2%
Kimco Realty Corp.	43	837
Realty Income Corp.	52	2,747
Simon Property Group, Inc.	23	3,491
Total Retail REITs		7,075
Semiconductors & Semiconductor Equipment – 11.5%
Advanced Micro Devices, Inc.*	119	19,303
Analog Devices, Inc.	36	8,217
Applied Materials, Inc.	61	14,395
Broadcom, Inc.	34	54,588
Enphase Energy, Inc.*	9	897
Entegris, Inc.	10	1,354
First Solar, Inc.*	8	1,804
Intel Corp.	320	9,911
KLA Corp.	10	8,245
Lam Research Corp.	10	10,649
Marvell Technology, Inc.	67	4,683
Microchip Technology, Inc.	38	3,477
Micron Technology, Inc.	81	10,654
Monolithic Power Systems, Inc.	3	2,465
NVIDIA Corp.	1,834	226,572
ON Semiconductor Corp.*	30	2,057
QUALCOMM, Inc.	80	15,935
Skyworks Solutions, Inc.	11	1,172
Teradyne, Inc.	10	1,483
Texas Instruments, Inc.	64	12,450
Total Semiconductors & Semiconductor Equipment		410,311
Software – 11.5%
Adobe, Inc.*	33	18,333
ANSYS, Inc.*	6	1,929
AppLovin Corp., Class A*	24	1,997
Investments	Shares	Value
Aspen Technology, Inc.*	4	$ 795
Atlassian Corp., Class A*	18	3,184
Autodesk, Inc.*	15	3,712
Bentley Systems, Inc., Class B	21	1,037
Cadence Design Systems, Inc.*	20	6,155
Crowdstrike Holdings, Inc., Class A*	17	6,514
Datadog, Inc., Class A*	23	2,983
Dynatrace, Inc.*	21	940
Fair Isaac Corp.*	2	2,977
Fortinet, Inc.*	55	3,315
Gen Digital, Inc.	46	1,149
HubSpot, Inc.*	4	2,359
Intuit, Inc.	20	13,144
Manhattan Associates, Inc.*	4	987
Microsoft Corp.	551	246,269
Oracle Corp.	198	27,958
Palantir Technologies, Inc., Class A*	171	4,331
Palo Alto Networks, Inc.*	23	7,797
PTC, Inc.*	8	1,453
Roper Technologies, Inc.	8	4,509
Salesforce, Inc.	71	18,254
Samsara, Inc., Class A*	31	1,045
ServiceNow, Inc.*	15	11,800
Synopsys, Inc.*	11	6,546
Tyler Technologies, Inc.*	3	1,508
Workday, Inc., Class A*	19	4,248
Zoom Video Communications, Inc., Class A*	22	1,302
Zscaler, Inc.*	11	2,114
Total Software		410,644
Specialized REITs – 0.9%
American Tower Corp.	34	6,609
Crown Castle, Inc.	31	3,029
Digital Realty Trust, Inc.	22	3,345
Equinix, Inc.	7	5,296
Extra Space Storage, Inc.	14	2,176
Gaming & Leisure Properties, Inc.	18	814
Iron Mountain, Inc.	21	1,882
Public Storage	12	3,452
SBA Communications Corp.	8	1,570
VICI Properties, Inc.	71	2,033
Weyerhaeuser Co.	53	1,505
Total Specialized REITs		31,711
Specialty Retail – 1.6%
AutoZone, Inc.*	1	2,964
Best Buy Co., Inc.	15	1,264
Home Depot, Inc.	70	24,097
Lowe’s Cos., Inc.	40	8,818
O’Reilly Automotive, Inc.*	4	4,224
Ross Stores, Inc.	24	3,488
TJX Cos., Inc.	83	9,138
Tractor Supply Co.	8	2,160

See Notes to Financial Statements.

10    WisdomTree Digital Trust

Schedule of Investments (concluded) WisdomTree 500 Digital Fund (SPXUX) June 30, 2024
Investments	Shares	Value
Ulta Beauty, Inc.*	3	$ 1,158
Williams-Sonoma, Inc.	4	1,130
Total Specialty Retail		58,441
Technology Hardware, Storage & Peripherals – 7.2%
Apple, Inc.	1,126	237,158
Dell Technologies, Inc., Class C	57	7,861
Hewlett Packard Enterprise Co.	94	1,990
HP, Inc.	71	2,486
NetApp, Inc.	15	1,932
Super Micro Computer, Inc.*	4	3,277
Western Digital Corp.*	24	1,819
Total Technology Hardware, Storage & Peripherals		256,523
Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.*	2	1,936
NIKE, Inc., Class B	105	7,914
Total Textiles, Apparel & Luxury Goods		9,850
Tobacco – 0.5%
Altria Group, Inc.	126	5,740
Philip Morris International, Inc.	113	11,450
Total Tobacco		17,190
Investments	Shares	Value
Trading Companies & Distributors – 0.3%
Fastenal Co.	40	$ 2,513
United Rentals, Inc.	5	3,234
Watsco, Inc.	3	1,390
WW Grainger, Inc.	4	3,609
Total Trading Companies & Distributors		10,746
Water Utilities – 0.1%
American Water Works Co., Inc.	14	1,808
Wireless Telecommunication Services – 0.4%
T-Mobile U.S., Inc.	82	14,447
Total United States		3,552,600
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $2,512,448)		3,555,282
Other Assets less Liabilities – 0.2%		5,431
NET ASSETS – 100.0%		$3,560,713

*   Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,555,282	$—	$—	$3,555,282
Total Investments in Securities	$3,555,282	$—	$—	$3,555,282

See Notes to Financial Statements.

WisdomTree Digital Trust    11

Schedule of Investments WisdomTree Technology and Innovation 100 Digital Fund (TECHX) June 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
South Korea – 0.2%
Broadline Retail – 0.2%
Coupang, Inc.*	361	$7,563
United States – 99.7%
Automobiles – 2.4%
Tesla, Inc.*	438	86,672
Biotechnology – 5.5%
AbbVie, Inc.	391	67,064
Alnylam Pharmaceuticals, Inc.*	26	6,318
Amgen, Inc.	118	36,869
Biogen, Inc.*	31	7,186
Gilead Sciences, Inc.	273	18,731
Moderna, Inc.*	81	9,619
Regeneron Pharmaceuticals, Inc.*	27	28,378
Vertex Pharmaceuticals, Inc.*	56	26,248
Total Biotechnology		200,413
Broadline Retail – 7.3%
Amazon.com, Inc.*	1,358	262,434
eBay, Inc.	114	6,124
Total Broadline Retail		268,558
Communications Equipment – 2.2%
Arista Networks, Inc.*	66	23,132
Cisco Systems, Inc.	898	42,664
Motorola Solutions, Inc.	36	13,898
Total Communications Equipment		79,694
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp., Class A	252	16,977
CDW Corp.	29	6,491
Corning, Inc.	181	7,032
Keysight Technologies, Inc.*	37	5,060
Total Electronic Equipment, Instruments & Components		35,560
Entertainment – 2.4%
Electronic Arts, Inc.	60	8,360
Live Nation Entertainment, Inc.*	25	2,343
Netflix, Inc.*	99	66,813
ROBLOX Corp., Class A*	123	4,577
Take-Two Interactive Software, Inc.*	19	2,954
Warner Bros Discovery, Inc.*	461	3,430
Total Entertainment		88,477
Financial Services – 1.6%
Block, Inc.*	121	7,803
Fidelity National Information Services, Inc.	127	9,571
Fiserv, Inc.*	136	20,269
Global Payments, Inc.	58	5,609
PayPal Holdings, Inc.*	242	14,043
Total Financial Services		57,295
Investments	Shares	Value
Health Care Technology – 0.2%
Veeva Systems, Inc., Class A*	34	$6,222
Hotels, Restaurants & Leisure – 0.2%
DoorDash, Inc., Class A*	78	8,485
Interactive Media & Services – 15.8%
Alphabet, Inc., Class A	1,652	300,912
Meta Platforms, Inc., Class A	537	270,766
Pinterest, Inc., Class A*	73	3,217
Snap, Inc., Class A*	174	2,890
Total Interactive Media & Services		577,785
IT Services – 1.8%
Cloudflare, Inc., Class A*	36	2,982
Cognizant Technology Solutions Corp., Class A	111	7,548
Gartner, Inc.*	17	7,634
International Business Machines Corp.	195	33,725
MongoDB, Inc.*	8	2,000
Snowflake, Inc., Class A*	66	8,916
VeriSign, Inc.*	22	3,911
Total IT Services		66,716
Life Sciences Tools & Services – 3.1%
Agilent Technologies, Inc.	65	8,426
Danaher Corp.	163	40,726
IQVIA Holdings, Inc.*	39	8,246
Mettler-Toledo International, Inc.*	5	6,988
Thermo Fisher Scientific, Inc.	88	48,664
West Pharmaceutical Services, Inc.	8	2,635
Total Life Sciences Tools & Services		115,685
Media – 1.2%
Charter Communications, Inc., Class A*	32	9,567
Comcast Corp., Class A	897	35,126
Total Media		44,693
Professional Services – 1.2%
Automatic Data Processing, Inc.	90	21,482
Equifax, Inc.	25	6,062
Paychex, Inc.	77	9,129
Verisk Analytics, Inc.	35	9,434
Total Professional Services		46,107
Real Estate Management & Development – 0.2%
CoStar Group, Inc.*	86	6,376
Semiconductors & Semiconductor Equipment – 25.7%
Advanced Micro Devices, Inc.*	354	57,422
Analog Devices, Inc.	111	25,337
Applied Materials, Inc.	185	43,658
Broadcom, Inc.	101	162,158
Intel Corp.	948	29,360
KLA Corp.	30	24,735
Lam Research Corp.	29	30,881
See Notes to Financial Statements.

12    WisdomTree Digital Trust

Schedule of Investments (concluded) WisdomTree Technology and Innovation 100 Digital Fund (TECHX) June 30, 2024
Investments	Shares	Value
Marvell Technology, Inc.	193	$13,491
Microchip Technology, Inc.	117	10,705
Micron Technology, Inc.	239	31,436
Monolithic Power Systems, Inc.	5	4,108
NVIDIA Corp.	3,383	417,936
ON Semiconductor Corp.*	92	6,307
QUALCOMM, Inc.	243	48,401
Texas Instruments, Inc.	187	36,377
Total Semiconductors & Semiconductor Equipment		942,312
Software – 19.6%
Adobe, Inc.*	103	57,221
ANSYS, Inc.*	19	6,108
Atlassian Corp., Class A*	52	9,198
Autodesk, Inc.*	46	11,383
Cadence Design Systems, Inc.*	61	18,773
Crowdstrike Holdings, Inc., Class A*	50	19,159
Datadog, Inc., Class A*	66	8,559
Fair Isaac Corp.*	3	4,466
Fortinet, Inc.*	165	9,945
HubSpot, Inc.*	5	2,949
Intuit, Inc.	61	40,090
Microsoft Corp.	607	271,299
Oracle Corp.	596	84,155
Palantir Technologies, Inc., Class A*	265	6,712
Investments	Shares	Value
Palo Alto Networks, Inc.*	65	$22,036
Roper Technologies, Inc.	23	12,964
Salesforce, Inc.	216	55,534
ServiceNow, Inc.*	43	33,827
Synopsys, Inc.*	33	19,637
Workday, Inc., Class A*	56	12,519
Zoom Video Communications, Inc., Class A*	66	3,906
Zscaler, Inc.*	31	5,958
Total Software		716,398
Technology Hardware, Storage & Peripherals – 7.0%
Apple, Inc.	1,038	218,624
Dell Technologies, Inc., Class C	174	23,996
Hewlett Packard Enterprise Co.	289	6,118
HP, Inc.	224	7,845
Total Technology Hardware, Storage & Peripherals		256,583
Wireless Telecommunication Services – 1.3%
T-Mobile U.S., Inc.	266	46,864
Total United States		3,650,895
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,112,020)		3,658,458
Other Assets less Liabilities – 0.1%		1,986
NET ASSETS – 100.0%		$3,660,444

*   Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,658,458	$—	$—	$3,658,458
Total Investments in Securities	$3,658,458	$—	$—	$3,658,458

See Notes to Financial Statements.

WisdomTree Digital Trust    13

Schedule of Investments WisdomTree 3-7 Year Treasury Digital Fund (WTTSX) June 30, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.6%
U.S. Treasury Bond – 20.9%
5.38%, 2/15/31	$190,000	$202,231
U.S. Treasury Notes – 77.7%
0.50%, 10/31/27	120,000	105,347
1.13%, 8/31/28	333,200	291,966
1.38%, 10/31/28	317,900	280,373
4.50%, 5/31/29	3,000	3,021
4.25%, 6/30/29	27,000	26,888
0.63%, 5/15/30	5,000	4,043
3.75%, 5/31/30	10,000	9,687
3.75%, 6/30/30	17,000	16,460
4.00%, 7/31/30	13,000	12,755
Total U.S. Treasury Notes		750,540
TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost: $976,242)		952,771
Other Assets less Liabilities – 1.4%		13,518
NET ASSETS – 100.0%		$966,289

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$952,771	$—	$952,771
Total Investments in Securities	$—	$952,771	$—	$952,771

See Notes to Financial Statements.

14    WisdomTree Digital Trust

Schedule of Investments WisdomTree 7-10 Year Treasury Digital Fund (WTSTX) June 30, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.1%
U.S. Treasury Notes – 99.1%
1.38%, 11/15/31	$8,000	$6,509
1.88%, 2/15/32	556,900	467,535
3.50%, 2/15/33	44,400	41,618
3.88%, 8/15/33	55,000	52,925
4.50%, 11/15/33	191,300	193,108
4.38%, 5/15/34	162,500	162,563
TOTAL INVESTMENTS IN SECURITIES – 99.1%
(Cost: $957,934)		924,258
Other Assets less Liabilities – 0.9%		8,070
NET ASSETS – 100.0%		$932,328

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$924,258	$—	$924,258
Total Investments in Securities	$—	$924,258	$—	$924,258

See Notes to Financial Statements.

WisdomTree Digital Trust    15

Schedule of Investments WisdomTree Floating Rate Treasury Digital Fund (FLTTX) June 30, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Notes – 98.7%
U.S. Treasury Floating Rate Notes
5.34%, 7/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.037%)*	$325,000	$324,996
5.45%, 10/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.14%)*	196,000	196,058
5.47%, 4/30/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	103,000	103,079
5.43%, 7/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.13%)*	20,000	20,008
5.48%, 10/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	378,000	378,256
5.55%, 1/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.25%)*	425,000	425,634
5.46%, 4/30/26, (3-month U.S. Treasury Bill Money Market Yield + 0.15%)*	95,000	94,993
TOTAL INVESTMENTS IN SECURITIES – 98.7%
(Cost: $1,542,411)		1,543,024
Other Assets less Liabilities – 1.3%		20,265
NET ASSETS – 100.0%		$1,563,289

*  Floating rate note. Coupon shown is in effect at June 30, 2024. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,543,024	$—	$1,543,024
Total Investments in Securities	$—	$1,543,024	$—	$1,543,024

See Notes to Financial Statements.

16    WisdomTree Digital Trust

Schedule of Investments WisdomTree Long-Term Treasury Digital Fund (WTLGX) June 30, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Bonds – 98.7%
3.00%, 5/15/45	$133,600	$103,895
3.00%, 5/15/47	434,300	332,409
1.63%, 11/15/50	72,000	39,426
1.88%, 11/15/51	565,500	328,387
4.13%, 8/15/53	3,000	2,795
4.25%, 2/15/54	28,500	27,148
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $982,101)		834,060
Other Assets less Liabilities – 1.3%		10,806
NET ASSETS – 100.0%		$844,866

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$834,060	$—	$834,060
Total Investments in Securities	$—	$834,060	$—	$834,060

See Notes to Financial Statements.

WisdomTree Digital Trust    17

Schedule of Investments WisdomTree Short-Term Treasury Digital Fund (WTSYX) June 30, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 97.7%
U.S. Treasury Notes – 97.7%
2.00%, 8/15/25	$40,000	$38,678
0.38%, 11/30/25	392,800	368,534
4.63%, 3/15/26	94,000	93,686
3.75%, 4/15/26	68,700	67,474
4.88%, 5/31/26	2,000	2,004
4.13%, 6/15/26	44,700	44,194
4.63%, 6/30/26	27,000	26,952
1.25%, 11/30/26	170,000	157,037
4.38%, 12/15/26	60,000	59,667
4.00%, 1/15/27	4,000	3,942
4.13%, 2/15/27	4,000	3,955
4.25%, 3/15/27	2,000	1,984
4.63%, 6/15/27	100,000	100,301
TOTAL INVESTMENTS IN SECURITIES – 97.7%
(Cost: $978,199)		968,408
Other Assets less Liabilities – 2.3%		22,404
NET ASSETS – 100.0%		$990,812

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$968,408	$—	$968,408
Total Investments in Securities	$—	$968,408	$—	$968,408

See Notes to Financial Statements.

18    WisdomTree Digital Trust

Schedule of Investments WisdomTree TIPS Digital Fund (TIPSX) June 30, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 93.9%
U.S. Treasury Bonds – 33.8%
U.S. Treasury Inflation-Indexed Bonds
2.00%, 1/15/26	$78,978	$78,021
3.63%, 4/15/28	77,534	81,530
2.13%, 2/15/41	89,761	89,027
1.38%, 2/15/44	9,416	8,072
0.13%, 2/15/52	111,945	63,608
Total U.S. Treasury Bonds		320,258
U.S. Treasury Notes – 60.1%
U.S. Treasury Inflation-Indexed Notes
0.13%, 10/15/26	55,415	52,759
0.88%, 1/15/29	145,267	137,703
0.13%, 1/15/30	302,439	272,396
0.63%, 7/15/32	43,161	38,705
1.13%, 1/15/33	74,516	68,957
Total U.S. Treasury Notes		570,520
TOTAL INVESTMENTS IN SECURITIES – 93.9% (Cost: $940,682)		890,778
Other Assets less Liabilities – 6.1%		58,015
NET ASSETS – 100.0%		$948,793

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$890,778	$—	$890,778
Total Investments in Securities	$—	$890,778	$—	$890,778

See Notes to Financial Statements.

WisdomTree Digital Trust    19

Schedule of Investments WisdomTree Government Money Market Digital Fund (WTGXX) June 30, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 27.8%
Federal Farm Credit Bank – 4.9%
0.31%, 8/20/24	$200,000	$198,602
5.43%, 9/16/24, (Secured Overnight Financing Rate + 0.09%)(a)	80,000	79,998
Total Federal Farm Credit Bank		278,600
Federal Home Loan Bank – 22.9%
3.00%, 7/8/24	250,000	249,878
5.34%, 7/9/24, (Secured Overnight Financing Rate + 0.00%)(a)	250,000	250,000
5.35%, 8/27/24, (Secured Overnight Financing Rate + 0.01%)(a)	395,000	395,000
2.88%, 9/13/24	50,000	49,737
5.35%, 9/24/24, (Secured Overnight Financing Rate + 0.01%)(a)	250,000	250,000
5.37%, 5/20/25	105,000	104,955
Total Federal Home Loan Bank		1,299,570
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,578,170)		1,578,170
U.S. GOVERNMENT OBLIGATIONS – 76.5%
U.S. Treasury Bills – 52.7%
5.34%, 7/5/24*	1,760,000	1,758,973
5.34%, 7/16/24*	250,000	249,455
5.41%, 9/19/24*	500,000	494,169
5.40%, 10/29/24*	250,000	245,686
5.40%, 11/14/24*	250,000	245,120
Total U.S. Treasury Bills		2,993,403
Investments	Principal Amount	Value
U.S. Treasury Notes – 23.8%
U.S. Treasury Floating Rate Notes
5.34%, 7/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.037%)**	$1,150,000	$1,150,008
5.45%, 10/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.140%)**	200,000	200,066
Total U.S. Treasury Notes		1,350,074
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,343,477)		4,343,477
TOTAL INVESTMENTS IN SECURITIES – 104.3% (Cost: $5,921,647)		5,921,647
Other Assets less Liabilities – (4.3)%		(245,256)
NET ASSETS – 100.0%		$5,676,391

*   Interest rate shown reflects the yield to maturity at the time of purchase.

** Floating rate note. Coupon shown is in effect at June 30, 2024. Date represents the ultimate maturity date.

(a) Rate shown reflects the accrual rate as of June 30, 2024 on securities with variable or step rates.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$ 1,578,170	$—	$ 1,578,170
U.S. Government Obligations	—	4,343,477	—	4,343,477
Total Investments in Securities	$—	$ 5,921,647	$—	$ 5,921,647

See Notes to Financial Statements.

20    WisdomTree Digital Trust

Statements of Assets and Liabilities WisdomTree Digital Trust June 30, 2024
	WisdomTree Short-Duration Income Digital Fund	WisdomTree Siegel Global Equity Digital Fund	WisdomTree Siegel Longevity Digital Fund	WisdomTree Siegel Moderate Digital Fund	WisdomTree 500 Digital Fund
ASSETS:
Investments, at cost	$—	$136,201	$48,942	$38,066	$2,512,448
Investment in affiliates, at cost (Note 3)	1,010,016	229,901	113,214	100,344	—
Investments in securities, at value	—	146,188	52,053	40,455	3,555,282
Investment in affiliates, at value (Note 3)	1,010,438	243,565	118,378	103,920	—
Cash	621	295	236	195	3,864
Receivables:
Investment securities sold	—	70,988	19,027	17,577	—
Capital shares sold	—	100	1,074	749	166
Dividends	—	—	—	—	1,545
Total Assets	1,011,059	461,136	190,768	162,896	3,560,857
LIABILITIES:
Payables:
Investment securities purchased	—	70,413	19,008	17,571	—
Capital shares redeemed	25	323	—	—	—
Advisory fees (Note 3)	125	49	21	17	144
Total Liabilities	150	70,785	19,029	17,588	144
NET ASSETS	$1,010,909	$390,351	$171,739	$145,308	$3,560,713
NET ASSETS:
Paid-in capital	$1,006,723	$363,338	$161,950	$137,884	$2,521,350
Total distributable earnings (loss)	4,186	27,013	9,789	7,424	1,039,363
NET ASSETS	$1,010,909	$390,351	$171,739	$145,308	$3,560,713
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,668	34,783	15,780	13,558	251,781
Net asset value per share	$10.04	$11.22	$10.88	$10.72	$14.14
See Notes to Financial Statements.

WisdomTree Digital Trust    21

Statements of Assets and Liabilities (continued) WisdomTree Digital Trust June 30, 2024
	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund
ASSETS:
Investments, at cost	$2,112,020	$976,242	$957,934	$1,542,411	$982,101
Investments in securities, at value	3,658,458	952,771	924,258	1,543,024	834,060
Cash	1,749	33,599	770	5,788	6,659
Receivables:
Capital shares sold	150	350	—	—	—
Dividends	431	—	—	—	—
Interest	—	6,522	7,339	14,542	4,182
Total Assets	3,660,788	993,242	932,367	1,563,354	844,901
LIABILITIES:
Payables:
Investment securities purchased	—	26,912	—	—	—
Capital shares redeemed	50	—	—	—	—
Advisory fees (Note 3)	294	41	39	65	35
Total Liabilities	344	26,953	39	65	35
NET ASSETS	$3,660,444	$966,289	$932,328	$1,563,289	$844,866
NET ASSETS:
Paid-in capital	$2,094,537	$1,001,034	$1,000,957	$1,561,564	$1,000,620
Total distributable earnings (loss)	1,565,907	(34,745)	(68,629)	1,725	(155,754)
NET ASSETS	$3,660,444	$966,289	$932,328	$1,563,289	$844,866
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	206,166	100,112	100,088	1,556,839	100,065
Net asset value per share	$17.75	$9.65	$9.32	$1.00	$8.44

See Notes to Financial Statements.

22    WisdomTree Digital Trust

Statements of Assets and Liabilities (concluded) WisdomTree Digital Trust June 30, 2024
	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund	WisdomTree Government Money Market Digital Fund
ASSETS:
Investments, at cost	$978,199	$940,682	$5,921,647
Investments in securities, at value	968,408	890,778	5,921,647
Cash	46,403	54,628	2,351
Receivables:
Interest	2,994	3,427	22,949
Total Assets	1,017,805	948,833	5,946,947
LIABILITIES:
Payables:
Investment securities purchased	26,953	—	245,686
Advisory fees (Note 3)	40	40	1,153
Income distribution	—	—	23,717
Total Liabilities	26,993	40	270,556
NET ASSETS	$990,812	$948,793	$5,676,391
NET ASSETS:
Paid-in capital	$1,003,447	$1,000,386	$5,674,545
Total distributable earnings (loss)	(12,635)	(51,593)	1,846
NET ASSETS	$990,812	$948,793	$5,676,391
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,003,914	100,038	5,674,545
Net asset value per share	$0.99	$9.48	$1.00

See Notes to Financial Statements.

WisdomTree Digital Trust    23

Statements of Operations WisdomTree Digital Trust For the Year or Period Ended June 30, 2024
	WisdomTree Short-Duration Income Digital Fund	WisdomTree Siegel Global Equity Digital Fund[1]	WisdomTree Siegel Longevity Digital Fund[1]	WisdomTree Siegel Moderate Digital Fund[1]	WisdomTree 500 Digital Fund
INVESTMENT INCOME:
Dividends	$—	$2,005	$911	$685	$45,031
Dividends from affiliates (Note 3)	44,035	3,598	1,951	1,898	—
Interest	15	50	21	26	57
Total investment income	44,050	5,653	2,883	2,609	45,088
EXPENSES:
Advisory fees (Note 3)	1,505	264	117	101	1,550
Total expenses	1,505	264	117	101	1,550
Net investment income	42,545	5,389	2,766	2,508	43,538
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	—	551	330	322	(4,001)
Investment transactions in affiliates (Note 3)	(68)	1,107	520	562	—
Net realized gain (loss)	(68)	1,658	850	884	(4,001)
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	—	9,987	3,111	2,389	694,031
Investment transactions in affiliates (Note 3)	12,979	13,664	5,164	3,576	—
Net increase in unrealized appreciation/depreciation	12,979	23,651	8,275	5,965	694,031
Net realized and unrealized gain on investments	12,911	25,309	9,125	6,849	690,030
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,456	$30,698	$11,891	$9,357	$733,568

1       For the period December 6, 2023 (commencement of operations) through June 30, 2024.

See Notes to Financial Statements.

24    WisdomTree Digital Trust

Statements of Operations (continued) WisdomTree Digital Trust For the Year Ended June 30, 2024
	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund
INVESTMENT INCOME:
Dividends	$22,327	$—	$—	$—	$—
Interest	88	35,752	34,659	70,773	36,259
Total investment income	22,415	35,752	34,659	70,773	36,259
EXPENSES:
Advisory fees (Note 3)	3,004	485	470	648	431
Total expenses	3,004	485	470	648	431
Net investment income	19,411	35,267	34,189	70,125	35,828
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	116,780	(10,022)	(30,392)	(300)	(5,200)
Net realized gain (loss)	116,780	(10,022)	(30,392)	(300)	(5,200)
Net increase (decrease) in unrealized appreciation/depreciation	890,427	3,253	(2,233)	302	(97,752)
Net realized and unrealized gain (loss) on investments	1,007,207	(6,769)	(32,625)	2	(102,952)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,026,618	$28,498	$1,564	$70,127	$(67,124)

See Notes to Financial Statements.

WisdomTree Digital Trust    25

Statements of Operations (concluded) WisdomTree Digital Trust For the Year or Period Ended June 30, 2024
	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund	WisdomTree Government Money Market Digital Fund[1]
INVESTMENT INCOME:
Interest	$41,656	$50,151	$159,256
Total investment income	41,656	50,151	159,256
EXPENSES:
Advisory fees (Note 3)	513	479	7,473
Total expenses	513	479	7,473
Net investment income	41,143	49,672	151,783
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(3,013)	(2,791)	1,846
Net realized gain (loss)	(3,013)	(2,791)	1,846
Net increase (decrease) in unrealized appreciation/depreciation	4,466	(24,914)	—
Net realized and unrealized gain (loss) on investments	1,453	(27,705)	1,846
Net increase from payment by sub-adviser (Note 3)	—	—	1,775
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,596	$21,967	$155,404

1       For the period November 7, 2023 (commencement of operations) through June 30, 2024.

See Notes to Financial Statements.

26    WisdomTree Digital Trust

Statements of Changes in Net Assets WisdomTree Digital Trust
	WisdomTree Short-Duration Income Digital Fund		WisdomTree Siegel Global Equity Digital Fund	WisdomTree Siegel Longevity Digital Fund
	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023	For the Period December 6, 2023* through June 30, 2024	For the Period December 6, 2023* through June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$42,545	$17,759	$5,389	$2,766
Net realized gain (loss) on investments	(68)	(232)	1,658	850
Net increase (decrease) in unrealized appreciation/depreciation on investments	12,979	(12,557)	23,651	8,275
Net increase in net assets resulting from operations	55,456	4,970	30,698	11,891
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(41,785)	(14,455)	(3,685)	(2,102)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,641	1,001,269	364,986	165,677
Cost of shares redeemed	(3,471)	(716)	(1,648)	(3,727)
Net increase in net assets resulting from capital share transactions	6,170	1,000,553	363,338	161,950
Net Increase in Net Assets	19,841	991,068	390,351	171,739
NET ASSETS:
Beginning of period	$991,068	$—	$—	$—
End of period	$1,010,909	$991,068	$390,351	$171,739
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	100,055	—	—	—
Shares sold	961	100,128	34,932	16,123
Shares redeemed	(348)	(73)	(149)	(343)
Shares outstanding, end of period	100,668	100,055	34,783	15,780

*  Commencement of operations.
See Notes to Financial Statements.

WisdomTree Digital Trust    27

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Siegel Moderate Digital Fund	WisdomTree 500 Digital Fund		WisdomTree Technology and Innovation 100 Digital Fund
	For the Period December 6, 2023* through June 30, 2024	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,508	$43,538	$19,794	$19,411	$6,566
Net realized gain (loss) on investments	884	(4,001)	(2,206)	116,780	11,118
Net increase in unrealized appreciation/depreciation on investments	5,965	694,031	348,803	890,427	656,011
Net increase in net assets resulting from operations	9,357	733,568	366,391	1,026,618	673,695
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,933)	(41,292)	(19,304)	(134,406)	—
Tax return of capital	—	—	(253)	—	—
Total distributions to shareholders	(1,933)	(41,292)	(19,557)	(134,406)	—
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	138,984	27,606	2,501,136	100,184	2,001,357
Cost of shares redeemed	(1,100)	(6,257)	(882)	(5,655)	(1,349)
Net increase in net assets resulting from capital share transactions	137,884	21,349	2,500,254	94,529	2,000,008
Net Increase in Net Assets	145,308	713,625	2,847,088	986,741	2,673,703
NET ASSETS:
Beginning of period	$—	$2,847,088	$—	$2,673,703	$—
End of period	$145,308	$3,560,713	$2,847,088	$3,660,444	$2,673,703
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	—	250,024	—	200,004	—
Shares sold	13,662	2,253	250,106	6,544	200,122
Shares redeemed	(104)	(496)	(82)	(382)	(118)
Shares outstanding, end of period	13,558	251,781	250,024	206,166	200,004

*  Commencement of operations.

See Notes to Financial Statements.

28    WisdomTree Digital Trust

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree 3-7 Year Treasury Digital Fund		WisdomTree 7-10 Year Treasury Digital Fund		WisdomTree Floating Rate Treasury Digital Fund
	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$35,267	$15,665	$34,189	$14,968	$70,125	$22,018
Net realized loss on investments	(10,022)	(1,863)	(30,392)	(5,172)	(300)	—
Net increase (decrease) in unrealized appreciation/depreciation on investments	3,253	(26,724)	(2,233)	(31,443)	302	311
Net increase (decrease) in net assets resulting from operations	28,498	(12,922)	1,564	(21,647)	70,127	22,329
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(35,321)	(15,000)	(34,214)	(14,332)	(69,699)	(21,032)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,717	1,000,525	4,445	1,002,666	687,109	1,001,476
Cost of shares redeemed	(637)	(571)	(3,518)	(2,636)	(126,429)	(592)
Net increase in net assets resulting from capital share transactions	1,080	999,954	927	1,000,030	560,680	1,000,884
Net Increase (Decrease) in Net Assets	(5,743)	972,032	(31,723)	964,051	561,108	1,002,181
NET ASSETS:
Beginning of period	$972,032	$—	$964,051	$—	$1,002,181	$—
End of period	$966,289	$972,032	$932,328	$964,051	$1,563,289	$1,002,181
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	100,000	—	100,003	—	1,000,883	—
Shares sold	177	100,058	468	100,273	681,419	1,001,471
Shares redeemed	(65)	(58)	(383)	(270)	(125,463)	(588)
Shares outstanding, end of period	100,112	100,000	100,088	100,003	1,556,839	1,000,883

*  Commencement of operations.

See Notes to Financial Statements.

WisdomTree Digital Trust    29

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Long-Term Treasury Digital Fund		WisdomTree Short-Term Treasury Digital Fund		WisdomTree TIPS Digital Fund
	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023	For the Year Ended June 30, 2024	For the Period December 14, 2022* through June 30, 2023	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$35,828	$16,083	$41,143	$22,592	$49,672	$25,319
Net realized gain (loss) on investments	(5,200)	(3,115)	(3,013)	(552)	(2,791)	40
Net increase (decrease) in unrealized appreciation/depreciation on investments	(97,752)	(50,289)	4,466	(14,257)	(24,914)	(24,990)
Net increase (decrease) in net assets resulting from operations	(67,124)	(37,321)	42,596	7,783	21,967	369
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(35,901)	(15,408)	(41,193)	(21,821)	(50,091)	(23,838)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,429	1,000,548	99,012	901,336	1,825	1,000,971
Cost of shares redeemed	(861)	(496)	(95,672)	(1,229)	(1,469)	(941)
Net increase in net assets resulting from capital share transactions	568	1,000,052	3,340	900,107	356	1,000,030
Net Increase (Decrease) in Net Assets	(102,457)	947,323	4,743	886,069	(27,768)	976,561
NET ASSETS:
Beginning of period	$947,323	$—	$986,069	$100,000[1]	$976,561	$—
End of period	$844,866	$947,323	$990,812	$986,069	$948,793	$976,561
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	100,005	—	1,000,102	100,000[1]	100,003	—
Shares sold	159	100,057	100,137	901,334	188	100,098
Shares redeemed	(99)	(52)	(96,325)	(1,232)	(153)	(95)
Shares outstanding, end of period	100,065	100,005	1,003,914	1,000,102	100,038	100,003

*  Commencement of operations.

1   Includes activity from July 13, 2022 in connection with the organization of the Fund, in which WisdomTree Inc. (formerly, WisdomTree Investments, Inc.), the ultimate parent company of the Fund’s Adviser, WisdomTree Digital Management, Inc., contributed $100,000 in exchange for 100,000 shares of the Fund.

See Notes to Financial Statements.

30    WisdomTree Digital Trust

Statements of Changes in Net Assets (concluded) WisdomTree Digital Trust
WisdomTree Government Money Market Digital Fund
For the Period November 7, 2023* through June 30, 2024
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$151,783
Net realized gain on investments	1,846
Net increase from payment by sub-adviser	1,775
Net increase in net assets resulting from operations	155,404
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(153,558)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,676,473
Distributions reinvested	129,826
Cost of shares redeemed	(131,754)
Net increase in net assets resulting from capital share transactions	5,674,545
Net Increase in Net Assets	5,676,391
NET ASSETS:
Beginning of period	$—
End of period	$5,676,391
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	—
Shares sold	5,676,473
Shares reinvested	129,826
Shares redeemed	(131,754)
Shares outstanding, end of period	5,674,545

*  Commencement of operations.

See Notes to Financial Statements.

WisdomTree Digital Trust    31

Financial Highlights WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Short-Duration Income Digital Fund	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.91	$10.00
Investment operations:
Net investment income[1]	0.42	0.18
Net realized and unrealized gain (loss)	0.13	(0.13)
Total from investment operations	0.55	0.05
Dividends to shareholders:
Net investment income	(0.42)	(0.14)
Net asset value, end of period	$10.04	$9.91
TOTAL RETURN[2]	5.60%	0.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,011	$991
Ratios to average net assets of:
Expenses[3]	0.15%	0.15%[4]
Net investment income	4.24%	4.00%[4]
Portfolio turnover rate[5]	14%	3%
WisdomTree Siegel Global Equity Digital Fund	For the Period December 6, 2023* through June 30, 2024
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.19
Net realized and unrealized gain	1.16
Total from investment operations	1.35
Dividends to shareholders:
Net investment income	(0.13)
Net asset value, end of period	$11.22
TOTAL RETURN[2]	13.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$390
Ratios to average net assets of:
Expenses[3]	0.15%[4]
Net investment income	3.06%[4]
Portfolio turnover rate[5]	26%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3    Does not include expenses of the underlying investment companies in which the Fund invests.

4    Annualized.

5    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

32    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Siegel Longevity Digital Fund	For the Period December 6, 2023* through June 30, 2024
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.22
Net realized and unrealized gain	0.82
Total from investment operations	1.04
Dividends to shareholders:
Net investment income	(0.16)
Net asset value, end of period	$10.88
TOTAL RETURN[2]	10.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$172
Ratios to average net assets of:
Expenses[3]	0.15%[4]
Net investment income	3.56%[4]
Portfolio turnover rate[5]	23%
WisdomTree Siegel Moderate Digital Fund	For the Period December 6, 2023* through June 30, 2024
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.22
Net realized and unrealized gain	0.66
Total from investment operations	0.88
Dividends to shareholders:
Net investment income	(0.16)
Net asset value, end of period	$10.72
TOTAL RETURN[2]	8.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$145
Ratios to average net assets of:
Expenses[3]	0.15%[4]
Net investment income	3.74%[4]
Portfolio turnover rate[5]	66%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3    Does not include expenses of the underlying investment companies in which the Fund invests.

4    Annualized.

5    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

WisdomTree Digital Trust    33

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 500 Digital Fund	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$11.39	$10.00
Investment operations:
Net investment income[1]	0.17	0.08
Net realized and unrealized gain	2.74	1.39
Total from investment operations	2.91	1.47
Dividends and distributions to shareholders:
Net investment income	(0.16)	(0.08)
Tax return of capital	—	(0.00)[2]
Total dividends and distributions to shareholders	(0.16)	(0.08)
Net asset value, end of period	$14.14	$11.39
TOTAL RETURN[3]	25.77%	14.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,561	$2,847
Ratios to average net assets of:
Expenses	0.05%	0.01%[4,5]
Net investment income	1.40%	1.68%[4]
Portfolio turnover rate[6]	3%	1%
WisdomTree Technology and Innovation 100 Digital Fund	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$13.37	$10.00
Investment operations:
Net investment income[1]	0.10	0.03
Net realized and unrealized gain	4.95	3.34
Total from investment operations	5.05	3.37
Dividends and distributions to shareholders:
Net investment income	(0.08)	—
Capital gains	(0.59)	—
Total dividends and distributions to shareholders	(0.67)	—
Net asset value, end of period	$17.75	$13.37
TOTAL RETURN[3]	39.21%	33.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,660	$2,674
Ratios to average net assets of:
Expenses	0.10%	0.10%[4]
Net investment income	0.65%	0.64%[4]
Portfolio turnover rate[6]	17%	1%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Amount represents less than $0.005.

3    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4    Annualized.

5    Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

34    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 3-7 Year Treasury Digital Fund	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.72	$10.00
Investment operations:
Net investment income[1]	0.35	0.16
Net realized and unrealized loss	(0.07)	(0.29)
Total from investment operations	0.28	(0.13)
Dividends to shareholders:
Net investment income	(0.35)	(0.15)
Net asset value, end of period	$9.65	$9.72
TOTAL RETURN[2]	2.95%	(1.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$966	$972
Ratios to average net assets of:
Expenses	0.05%	0.01%[3,4]
Net investment income	3.64%	3.54%[3]
Portfolio turnover rate[5]	101%	13%
WisdomTree 7-10 Year Treasury Digital Fund	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.64	$10.00
Investment operations:
Net investment income[1]	0.34	0.15
Net realized and unrealized loss	(0.32)	(0.37)
Total from investment operations	0.02	(0.22)
Dividends to shareholders:
Net investment income	(0.34)	(0.14)
Net asset value, end of period	$9.32	$9.64
TOTAL RETURN[2]	0.24%	(2.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$932	$964
Ratios to average net assets of:
Expenses	0.05%	0.01%[3,4]
Net investment income	3.64%	3.41%[3]
Portfolio turnover rate[5]	79%	16%

*    Commencement of operations.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    35

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Floating Rate Treasury Digital Fund	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$1.00	$1.00
Investment operations:
Net investment income[1]	0.05	0.02
Net realized and unrealized gain	0.00[2]	0.00[2]
Total from investment operations	0.05	0.02
Dividends to shareholders:
Net investment income	(0.05)	(0.02)
Net asset value, end of period	$1.00	$1.00
TOTAL RETURN[3]	5.52%	2.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,563	$1,002
Ratios to average net assets of:
Expenses	0.05%	0.01%[4,5]
Net investment income	5.41%	4.90%[4]
Portfolio turnover rate[6]	78%	0%
WisdomTree Long-Term Treasury Digital Fund	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.47	$10.00
Investment operations:
Net investment income[1]	0.36	0.16
Net realized and unrealized loss	(1.03)	(0.54)
Total from investment operations	(0.67)	(0.38)
Dividends to shareholders:
Net investment income	(0.36)	(0.15)
Net asset value, end of period	$8.44	$9.47
TOTAL RETURN[3]	(7.12)%	(3.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$845	$947
Ratios to average net assets of:
Expenses	0.05%	0.01%[4,5]
Net investment income	4.15%	3.74%[4]
Portfolio turnover rate[6]	6%	8%

*    Commencement of operations.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

36    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Short-Term Treasury Digital Fund	For the Year Ended June 30, 2024	For the Period December 14, 2022* through June 30, 2023
Net asset value, beginning of period	$0.99	$1.00
Investment operations:
Net investment income[1]	0.04	0.02
Net realized and unrealized gain (loss)	0.00[2]	(0.01)
Total from investment operations	0.04	0.01
Dividends to shareholders:
Net investment income	(0.04)	(0.02)
Net asset value, end of period	$0.99	$0.99
TOTAL RETURN[3]	4.14%	0.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$991	$986
Ratios to average net assets of:
Expenses	0.05%	0.01%[4,5]
Net investment income	4.01%	4.14%[4]
Portfolio turnover rate[6]	256%	30%
WisdomTree TIPS Digital Fund	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.77	$10.00
Investment operations:
Net investment income[1]	0.50	0.25
Net realized and unrealized loss	(0.29)	(0.24)
Total from investment operations	0.21	0.01
Dividends and distributions to shareholders:
Net investment income	(0.50)	(0.24)
Capital gains	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.50)	(0.24)
Net asset value, end of period	$9.48	$9.77
TOTAL RETURN[3]	2.22%	0.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$949	$977
Ratios to average net assets of:
Expenses	0.05%	0.01%[4,5]
Net investment income	5.18%	5.67%[4]
Portfolio turnover rate[6]	51%	38%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Amount represents less than $0.005.

3    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4    Annualized.

5    Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    37

Financial Highlights (concluded) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Government Money Market Digital Fund	For the Period November 7, 2023* through June 30, 2024
Net asset value, beginning of period	$1.00
Investment operations:
Net investment income	0.03
Net realized gain	0.00[1]
Net increase from payment by sub-adviser	0.00[1]
Total from investment operations	0.03
Dividends to shareholders:
Net investment income	(0.03)
Net asset value, end of period	$1.00
TOTAL RETURN[2]	3.38%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,676
Ratios to average net assets of:
Expenses	0.25%[4]
Net investment income	5.08%[4]

*    Commencement of operations.

1    Amount represents less than $0.005.

2    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3    Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged (Note 3).

4    Annualized.

See Notes to Financial Statements.

38    WisdomTree Digital Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Digital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on April 19, 2021 and is authorized to have multiple series or portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Short-Duration Income Digital Fund (“Short-Duration Income Digital Fund”)	January 19, 2023
WisdomTree Siegel Global Equity Digital Fund (“Siegel Global Equity Digital Fund”)	December 6, 2023
WisdomTree Siegel Longevity Digital Fund (“Siegel Longevity Digital Fund”)	December 6, 2023
WisdomTree Siegel Moderate Digital Fund (“Siegel Moderate Digital Fund”)	December 6, 2023
WisdomTree 500 Digital Fund (“500 Digital Fund”)	January 19, 2023
WisdomTree Technology and Innovation 100 Digital Fund (“Technology and Innovation 100 Digital Fund”)	January 19, 2023
WisdomTree 3-7 Year Treasury Digital Fund (“3-7 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree 7-10 Year Treasury Digital Fund (“7-10 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree Floating Rate Treasury Digital Fund (“Floating Rate Treasury Digital Fund”)	January 19, 2023
WisdomTree Long-Term Treasury Digital Fund (“Long-Term Treasury Digital Fund”)	January 19, 2023
WisdomTree Short-Term Treasury Digital Fund (“Short-Term Treasury Digital Fund”)	December 14, 2022
WisdomTree TIPS Digital Fund (“TIPS Digital Fund”)	January 19, 2023
WisdomTree Government Money Market Digital Fund (“Government Money Market Digital Fund”)	November 7, 2023

Each Fund, except the Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund and Government Money Market Digital Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Digital Management, Inc. (“WTDM” or “Adviser”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein, except the Technology and Innovation 100 Digital Fund, is considered to be diversified as defined under the 1940 Act. The Technology and Innovation 100 Digital Fund is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers, except the Government Money Market Digital Fund. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security.

WisdomTree Digital Trust    39

Notes to Financial Statements (continued)

U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. The Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, and Siegel Moderate Digital Fund invest in exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale price or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTDM, the Board has appointed WTDM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before each Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Government Money Market Digital Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment valuation and dividend/distribution policies in an attempt to enable it to do so. Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Government Money Market Digital Fund has adopted a policy to operate as a government money market fund. Under Rule 2a-7, a government money market fund invests substantially all of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a government money market fund, the Government Money Market Digital Fund values its investments at amortized cost unless the Valuation Designee determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically

40    WisdomTree Digital Trust

Notes to Financial Statements (continued)

or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuation according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year or period ended June 30, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal

WisdomTree Digital Trust    41

Notes to Financial Statements (continued)

tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The Government Money Market Digital Fund declares dividends of net investment income daily and reinvests dividends monthly in full and fractional additional shares of the Fund.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for each Fund. The Adviser has arranged for Voya Investment Management Co., LLC (“Voya”) to provide sub-advisory services to the 3-7 Year Treasury Digital Fund, 7-10 Year Treasury Digital Fund, Floating Rate Treasury Digital Fund, Long-Term Treasury Digital Fund, Short-Term Treasury Digital Fund, TIPS Digital Fund, and Government Money Market Digital Fund. The Adviser has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund, 500 Digital Fund, and Technology and Innovation 100 Digital Fund. Voya and Mellon are compensated by the Adviser at no additional cost to the Funds. The Adviser also arranges for transfer agency, custody, fund accounting, fund administration and all other related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust, on behalf of the Funds, and the applicable service provider. WisdomTree Transfers (“WT Transfers”) is the Funds’ transfer agent and is an affiliate of the Adviser. Under the investment advisory agreement for the Funds, the Adviser has agreed to pay generally all expenses of the Funds, subject to certain exceptions described in Note 4.

The advisory agreement between the Funds and the Adviser provides for an annual fee equal to a percentage of each Fund’s average daily net assets as shown in the table below:

Fund	Advisory Fee Rate
Short-Duration Income Digital Fund	0.15%
Siegel Global Equity Digital Fund	0.15%
Siegel Longevity Digital Fund	0.15%
Siegel Moderate Digital Fund	0.15%
500 Digital Fund	0.05%
Technology and Innovation 100 Digital Fund	0.10%
3-7 Year Treasury Digital Fund	0.05%
7-10 Year Treasury Digital Fund	0.05%
Floating Rate Treasury Digital Fund	0.05%
Long-Term Treasury Digital Fund	0.05%
Short-Term Treasury Digital Fund	0.05%
TIPS Digital Fund	0.05%
Government Money Market Digital Fund	0.25%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated Funds for the fiscal year ended June 30, 2024, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended June 30, 2024, the Government Money Market Digital Fund received a voluntary reimbursement of $1,775 from Voya for investment losses due to an operational error. This voluntary reimbursement is shown in the Statements of Operations in “Net increase from payment by sub-adviser”.

During the fiscal period ended June 30, 2024, WisdomTree made Fund contributions in exchange for Fund shares as shown in the table below:

Fund	Contribution Date	Contribution Amount	Fund Shares
Siegel Global Equity Digital Fund	December 6, 2023	$100,000	10,000
Siegel Longevity Digital Fund	December 6, 2023	100,000	10,000
Siegel Moderate Digital Fund	December 6, 2023	100,000	10,000
Government Money Market Digital Fund	November 7, 2023	1,000,000	1,000,000
	December 15, 2023	4,000,000	4,000,000

42    WisdomTree Digital Trust

Notes to Financial Statements (continued)

WTDM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year or period ended June 30, 2024, WT held shares of and received distributions from the following Funds:

Fund	At June 30, 2024		For the Fiscal Year Ended June 30, 2024
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Short-Duration Income Digital Fund	100,000	$ 1,004,200	$ 41,657
Siegel Global Equity Digital Fund	10,000	112,226	1,300
Siegel Longevity Digital Fund	10,000	108,832	1,568
Siegel Moderate Digital Fund	10,000	107,173	1,623
500 Digital Fund	250,000	3,535,525	41,093
Technology and Innovation 100 Digital Fund	200,000	3,550,980	133,688
3–7 Year Treasury Digital Fund	100,000	965,190	35,295
7–10 Year Treasury Digital Fund	100,000	931,490	34,158
Floating Rate Treasury Digital Fund	1,000,000	1,004,100	51,399
Long-Term Treasury Digital Fund	100,000	844,310	35,873
Short-Term Treasury Digital Fund	1,000,000	986,900	39,391
TIPS Digital Fund	100,000	948,340	50,052
Government Money Market Digital Fund	5,125,234	5,125,234	125,234

4. EXPENSES, ORGANIZATION AND OFFERING COSTS

Under the investment advisory agreement in accordance with the unitary fee structure, the Adviser has agreed to pay all of the Funds’ organization costs and all of the Funds’ offering costs. Additionally, the Adviser has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (the “Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees, (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services, if any; (x) fees and expenses under any separate fund services agreement entered into between the Adviser or its affiliates and the Trust or any Fund; and (xi) the advisory fee, if any, payable to the Adviser. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Trust and are not paid by the Adviser. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the investment advisory agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

Acquired fund fees and expenses (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTDM.

Pursuant to a separate contractual arrangement, WTDM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. For the period ending June 30, 2024, WTDM did not charge the Funds a fee (“Service fee”) for providing such services. Such Service fee may be increased upon approval by a majority of the Board of Trustees and, if such approval is provided, only after at least sixty (60) days’ prior notice of such approved fee shall have been provided to the Funds’ shareholders. The Service fee, if any, is shown on the Statements of Operations in “Service fees”. WTDM provides CCO services to the Trust.

5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2024, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Transactions in shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets. WT Transfers maintains the official record of share ownership in book-entry form.

WisdomTree Digital Trust    43

Notes to Financial Statements (continued)

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales from short-term investments) for the fiscal year or period ended June 30, 2024 are shown in the following table.

Fund	Non-U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Short-Duration Income Digital Fund	$150,650	$142,874	$ —	$ —
Siegel Global Equity Digital Fund[1]	449,988	85,544	—	—
Siegel Longevity Digital Fund[1]	193,792	32,486	—	—
Siegel Moderate Digital Fund[1]	217,379	79,853	—	—
500 Digital Fund	131,178	106,259	—	—
Technology and Innovation 100 Digital Fund	520,017	533,246	—	—
3-7 Year Treasury Digital Fund	—	—	953,429	973,351
7-10 Year Treasury Digital Fund	—	—	732,969	737,921
Floating Rate Treasury Digital Fund	—	—	1,429,198	693,526
Long-Term Treasury Digital Fund	—	—	51,271	54,263
Short-Term Treasury Digital Fund	—	—	2,521,515	2,546,892
TIPS Digital Fund	—	—	463,562	504,217
Government Money Market Digital Fund[2]	—	—	—	—
[1] For the period December 6, 2023 (commencement of operations) through June 30, 2024.
[2] For the period November 7, 2023 (commencement of operations) through June 30, 2024.

7. FEDERAL INCOME TAXES

At June 30, 2024, the cost of investments for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Income Digital Fund	$1,010,485	$ 6,104	$ (6,151)	$ (47)
Siegel Global Equity Digital Fund	366,114	23,652	(13)	23,639
Siegel Longevity Digital Fund	162,179	8,352	(100)	8,252
Siegel Moderate Digital Fund	138,523	6,296	(444)	5,852
500 Digital Fund	2,512,925	1,137,811	(95,454)	1,042,357
Technology and Innovation 100 Digital Fund	2,112,915	1,574,456	(28,913)	1,545,543
3-7 Year Treasury Digital Fund	976,242	241	(23,712)	(23,471)
7-10 Year Treasury Digital Fund	958,421	1,591	(35,754)	(34,163)
Floating Rate Treasury Digital Fund	1,542,457	655	(88)	567
Long-Term Treasury Digital Fund	982,163	112	(148,215)	(148,103)
Short-Term Treasury Digital Fund	978,213	318	(10,123)	(9,805)
TIPS Digital Fund	940,682	558	(50,462)	(49,904)
Government Money Market Digital Fund	5,921,647	—	—	—
44    WisdomTree Digital Trust

Notes to Financial Statements (continued)

At June 30, 2024, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
Short-Duration Income Digital Fund	$ 4,233	$ —	$ (47)	$ —	$ 4,186
Siegel Global Equity Digital Fund	3,374	—	23,639	—	27,013
Siegel Longevity Digital Fund	1,537	—	8,252	—	9,789
Siegel Moderate Digital Fund	1,572	—	5,852	—	7,424
500 Digital Fund	1,789	(4,783)	1,042,357	—	1,039,363
Technology and Innovation 100 Digital Fund	20,364	—	1,545,543	—	1,565,907
3-7 Year Treasury Digital Fund	611	(11,885)	(23,471)	—	(34,745)
7-10 Year Treasury Digital Fund	611	(35,077)	(34,163)	—	(68,629)
Floating Rate Treasury Digital Fund	1,412	(254)	567	—	1,725
Long-Term Treasury Digital Fund	602	(8,253)	(148,103)	—	(155,754)
Short-Term Treasury Digital Fund	721	(3,551)	(9,805)	—	(12,635)
TIPS Digital Fund	1,102	(2,791)	(49,904)	—	(51,593)
Government Money Market Digital Fund	25,563	—	—	(23,717)	1,846
[1] The treatment of income distributions payable as of June 30, 2024 has been recognized for GAAP but disallowed for tax purposes.

The tax character of distributions paid during the fiscal years or periods ended June 30, 2024 and June 30, 2023, was as follows:

Fund	Year or Period Ended June 30, 2024	Period Ended June 30, 2023
	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital
Short-Duration Income Digital Fund	$ 41,785	$14,455[1]	$ —[1]
Siegel Global Equity Digital Fund[2]	3,685	—	—
Siegel Longevity Digital Fund[2]	2,102	—	—
Siegel Moderate Digital Fund[2]	1,933	—	—
500 Digital Fund	41,292	19,304[1]	253[1]
Technology and Innovation 100 Digital Fund	134,406	—[1]	—[1]
3-7 Year Treasury Digital Fund	35,321	15,000[1]	—[1]
7-10 Year Treasury Digital Fund	34,214	14,332[1]	—[1]
Floating Rate Treasury Digital Fund	69,699	21,032[1]	—[1]
Long-Term Treasury Digital Fund	35,901	15,408[1]	—[1]
Short-Term Treasury Digital Fund	41,193	21,821[3]	—[3]
TIPS Digital Fund	50,091	23,838[1]	—[1]
Government Money Market Digital Fund[4]	153,558	—	—
* Includes short-term capital gains, if any.
[1] For the period January 19, 2023 (commencement of operations) through June 30, 2023.
[2] For the period December 6, 2023 (commencement of operations) through June 30, 2024.
[3] For the period December 14, 2022 (commencement of operations) through June 30, 2023.
[4] For the period November 7, 2023 (commencement of operations) through June 30, 2024.

WisdomTree Digital Trust    45

Notes to Financial Statements (continued)

At June 30, 2024, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Short-Duration Income Digital Fund	$ —	$ —	$ —
Siegel Global Equity Digital Fund	—	—	—
Siegel Longevity Digital Fund	—	—	—
Siegel Moderate Digital Fund	—	—	—
500 Digital Fund	4,783	—	4,783
Technology and Innovation 100 Digital Fund	—	—	—
3-7 Year Treasury Digital Fund	7,130	4,755	11,885
7-10 Year Treasury Digital Fund	15,908	19,169	35,077
Floating Rate Treasury Digital Fund	254	—	254
Long-Term Treasury Digital Fund	4,342	3,911	8,253
Short-Term Treasury Digital Fund	1,602	1,949	3,551
TIPS Digital Fund	2,791	—	2,791
Government Money Market Digital Fund	—	—	—

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At June 30, 2024, the Funds did not have any post-October capital losses or late year ordinary losses to defer.

During the fiscal year or period ended June 30, 2024, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
Short-Duration Income Digital Fund	$ 22
Siegel Global Equity Digital Fund[1]	—
Siegel Longevity Digital Fund[1]	—
Siegel Moderate Digital Fund[1]	—
500 Digital Fund	—
Technology and Innovation 100 Digital Fund	—
3-7 Year Treasury Digital Fund	—
7-10 Year Treasury Digital Fund	—
Floating Rate Treasury Digital Fund	—
Long-Term Treasury Digital Fund	—
Short-Term Treasury Digital Fund	—
TIPS Digital Fund	—
Government Money Market Digital Fund[2]	—
[1] For the period December 6, 2023 (commencement of operations) through June 30, 2024.
[2] For the period November 7, 2023 (commencement of operations) through June 30, 2024.

At June 30, 2024, there were no permanent “book/tax” reclassifications that resulted in increases (decreases) to the components of net assets of the Funds.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year or period ended June 30, 2024, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. All open tax years remain subject to examination by taxing authorities.

46    WisdomTree Digital Trust

Notes to Financial Statements (concluded)

8. REGULATORY UPDATE

In July 2023, the SEC recently adopted changes to the rules that govern money market funds (the “Amendments”). Among other things, these Amendments will increase minimum liquidity requirements for taxable money market funds, remove the ability for money market funds to impose redemption gates and apply a liquidity fee framework in its place. Retail and government money market funds are not subject to the liquidity fee framework. The Amendments were effective on October 2, 2023 with tiered compliance dates. WTDM has evaluated the Amendments and determined that there is no significant impact on the Government Money Market Digital Fund’s financial statements.

9. SUBSEQUENT EVENTS

WTDM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

10. ADDITIONAL INFORMATION

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on the Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. Following the attack, Israel’s security cabinet declared war against Hamas, and a military campaign was initiated. These events may result in significant market disruptions and may adversely affect regional and global economies.

*    *    *    *    *    *

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. downgraded its U.S. debt rating from the highest AAA rating to AA+, citing “a high and growing general government debt burden, and the erosion of governance relative to ‘AA’ and ‘AAA’ rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

WisdomTree Digital Trust    47

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of WisdomTree Digital Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Digital Trust (the “Trust”) (comprising WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree 500 Digital Fund, WisdomTree Technology and Innovation 100 Digital Fund, WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, and WisdomTree Government Money Market Digital Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of June 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising WisdomTree Digital Trust at June 30, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the WisdomTree Digital Trust	Statement of operations	Statements of changes in net assets	Financial highlights
WisdomTree Short-Term Treasury Digital Fund	For the year ended June 30, 2024	For the year ended June 30, 2024 and for the period from December 14, 2022 (commencement of operations) through June 30, 2023

WisdomTree Short-Duration Income Digital Fund

WisdomTree 500 Digital Fund

WisdomTree Technology and Innovation 100 Digital Fund

WisdomTree 3-7 Year Treasury Digital Fund

WisdomTree 7-10 Year Treasury Digital Fund

WisdomTree Floating Rate Treasury Digital Fund

WisdomTree Long-Term Treasury Digital Fund

WisdomTree TIPS Digital Fund

	For the year ended June 30, 2024	For the year ended June 30, 2024 and for the period from January 19, 2023 (commencement of operations) through June 30, 2023
WisdomTree Siegel Global Equity Digital Fund WisdomTree Siegel Longevity Digital Fund WisdomTree Siegel Moderate Digital Fund	For the period from December 6, 2023 (commencement of operations) through June 30, 2024
WisdomTree Government Money Market Digital Fund	For the period from November 7, 2023 (commencement of operations) through June 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

48    WisdomTree Digital Trust

Report of Independent Registered Public Accounting Firm (concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

August 29, 2024

WisdomTree Digital Trust    49

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended June 30, 2024, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2025.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year or period ended June 30, 2024, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Short-Duration Income Digital Fund	$ —
Siegel Global Equity Digital Fund[1]	572
Siegel Longevity Digital Fund[1]	360
Siegel Moderate Digital Fund[1]	258
500 Digital Fund	41,292
Technology and Innovation 100 Digital Fund	22,315
3-7 Year Treasury Digital Fund	—
7-10 Year Treasury Digital Fund	—
Floating Rate Treasury Digital Fund	—
Long-Term Treasury Digital Fund	—
Short-Term Treasury Digital Fund	—
TIPS Digital Fund	—
Government Money Market Digital Fund[2]	—
[1] For the period December 6, 2023 (commencement of operations) through June 30, 2024.
[2] For the period November 7, 2023 (commencement of operations) through June 30, 2024.

The Funds designate the following amount of ordinary income distributions paid during the the fiscal period ended June 30, 2024 from qualified short-term gains and qualified interest income:

Fund	Qualified Short- Term Gains	Qualified Interest Income
Short-Duration Income Digital Fund	0.00%	0.00%
Siegel Global Equity Digital Fund[1]	0.00%	0.00%
Siegel Longevity Digital Fund[1]	0.00%	0.00%
Siegel Moderate Digital Fund[1]	0.00%	0.00%
500 Digital Fund	0.00%	0.00%
Technology and Innovation 100 Digital Fund	0.00%	0.00%
3-7 Year Treasury Digital Fund	0.00%	100.00%
7-10 Year Treasury Digital Fund	0.00%	100.00%
Floating Rate Treasury Digital Fund	0.00%	99.61%
Long-Term Treasury Digital Fund	0.00%	99.58%
Short-Term Treasury Digital Fund	0.00%	97.95%
TIPS Digital Fund	0.00%	100.00%
Government Money Market Digital Fund[2]	0.00%	100.00%
[1] For the period December 6, 2023 (commencement of operations) through June 30, 2024.
[2] For the period November 7, 2023 (commencement of operations) through June 30, 2024.

50    WisdomTree Digital Trust

Supplemental Information (unaudited) (concluded)

The following represents the percentage of dividends paid during the fiscal year or period ended June 30, 2024, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Short-Duration Income Digital Fund	—
Siegel Global Equity Digital Fund[1]	3.87%
Siegel Longevity Digital Fund[1]	4.31%
Siegel Moderate Digital Fund[1]	3.13%
500 Digital Fund	98.21%
Technology and Innovation 100 Digital Fund	19.80%
3-7 Year Treasury Digital Fund	—
7-10 Year Treasury Digital Fund	—
Floating Rate Treasury Digital Fund	—
Long-Term Treasury Digital Fund	—
Short-Term Treasury Digital Fund	—
TIPS Digital Fund	—
Government Money Market Digital Fund[2]	—
[1] For the period December 6, 2023 (commencement of operations) through June 30, 2024.
[2] For the period November 7, 2023 (commencement of operations) through June 30, 2024.

WisdomTree Digital Trust    51

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory Contracts.

At an in-person meeting held on June 7, 2024 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of WisdomTree Digital Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the Investment Advisory Agreement between the Trust, on behalf of the WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, WisdomTree Government Money Market Digital Fund, WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree 500 Digital Fund, and WisdomTree Technology and Innovation 100 Digital Fund (each, a “Fund” and collectively, the “Funds”), and the WisdomTree Digital Management, Inc. (“WisdomTree” or the “Adviser”) (the “Advisory Agreement”) and the Investment Sub-advisory Agreements between WisdomTree and Voya Investment Management Co. LLC (“Voya”) with respect to WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, WisdomTree Government Money Market Digital Fund; and between WisdomTree and Mellon Investments Corporation (“Mellon”) with respect to WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree 500 Digital Fund, and WisdomTree Technology and Innovation 100 Digital Fund (each, a “Sub-Advisory Agreement,” collectively the “Sub-advisory Agreements” and together with the Advisory Agreement, the “Agreements”) with respect to each applicable Fund.

In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Funds, the Board requested and received in advance of the meeting a variety of materials that the Board determined to be reasonably necessary to evaluate each of the Agreements, relating to the Funds, the Adviser and the Sub-Advisers. The Board reviewed and discussed the response materials provided by the Adviser and the Sub-Advisers in support of the consideration of each of the Agreements. The Independent Trustees separately met with independent legal counsel to review and discuss the response materials provided by the Adviser and Sub-Advisers in support of the consideration of the Advisory Agreement and Sub-Advisory Agreements, respectively, in advance of the Meeting.

At the Meeting, the Independent Trustees reported that they had previously met with independent legal counsel in executive session without the presence of any WisdomTree or Sub-Adviser personnel. The Board reported on WisdomTree’s, Voya’s and Mellon’s presentation at the Meeting highlighting that the WisdomTree, the Voya and the Mellon representatives, each had responded to relevant questions throughout. The Board noted the extensive discussions among the Board members, as well as the Independent Trustees having had met with independent counsel prior to the Meeting and in executive session at the Meeting, regarding their review of the response materials, and concluded that such discussions have left the Board satisfied that WisdomTree and the Sub-Advisers had provided detailed responses to the requests for information to allow for an informed decision regarding the renewal of each of the Advisory Agreement and Sub-Advisory Agreements. The Board reported their conclusion that the renewal of the Advisory Agreement and Sub-Advisory Agreements will continue to enable each applicable Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board determined that prudent exercise of business judgment warranted the renewal of the Advisory Agreement and Sub-Advisory Agreements. The Trustees also noted that the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at the Meeting and at other meetings of the Board throughout the year. Upon consideration of these and other factors, the Board also determined:

Nature, extent, and quality of services.

With respect to the Advisory and Sub-Advisory Agreements, the Board reviewed the strength and commitment of the Adviser, each Sub-Adviser and the relevant key investment professionals of the Funds, the cost structure of the Adviser and each Sub-Adviser, and the financial, risk management and compliance controls employed by each of the Adviser and the Sub-Advisers. The Board

52    WisdomTree Digital Trust

Additional Information (unaudited) (continued)

also took into consideration the ongoing contractual commitment of Adviser’s parent company, WisdomTree Investments, Inc., to financially support the Adviser and to cover the Adviser’s liabilities as necessary. The Board recognized that the Adviser has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board evaluated the Adviser’s and each Sub-Adviser’s services, their focus on the investment process, and the steps the Adviser and the Sub-Advisers, each has taken to ensure that each applicable Fund will continue to be managed with the support of highly dedicated and experienced investment professionals. The Board also noted the experience, background, and reputation of each Fund’s portfolio management team. The Trustees discussed the ability of each Sub-Adviser to continue to manage the relevant Fund’s investments in accordance with the Fund’s stated investment objectives and policies, and the Adviser’s ability to effectively oversee such Sub-Advisers, as well as the other services provided by the Adviser and/or each Sub-Adviser to the applicable Fund that are necessary for the continued operation of that Fund. Additionally, the Trustees considered that the Adviser remained responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision and coordination of the services to be provided by the relevant Sub-Adviser, and also was responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers. The Board further considered the Adviser’s knowledge, experience and ability to oversee service providers both generally and with respect to the Funds’ transfer agent that will utilize new blockchain technology in its operations. The Board concluded that the nature, extent and quality of the management and advisory service provided were necessary and appropriate and that the Adviser and Sub-Advisers may reasonably be expected to continue to provide a high quality of service under the Agreements.

Investment performance.

The Board noted that it considers the performance of each Fund versus each Fund’s performance benchmark, each Fund’s underlying index, if applicable, other investment companies to which the investment adviser or sub-adviser serves as investment adviser or sub-adviser, and any other accounts, including institutional accounts managed by either Voya or Mellon, if applicable. With respect to each individual fund, the Board observed the following:

WisdomTree 3-7 Year Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree 7-10 Year Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Floating Rate Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund achieved positive returns during all of the comparison periods. The Board acknowledged the Fund’s performance was consistent with the Fund’s underlying index. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Long-Term Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Short-Term Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund achieved positive returns during all of the comparison periods. The Board acknowledged the Fund’s performance was consistent with the Fund’s underlying index. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Digital Trust    53

Additional Information (unaudited) (continued)

WisdomTree TIPS Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund achieved positive returns during all of the comparison periods. The Board acknowledged the Fund’s performance was consistent with the Fund’s underlying index. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Government Money Market Digital Fund

The Board noted that since the Fund’s inception in November 2023 that it outperformed both its benchmark and other comparable accounts managed by Voya.

WisdomTree Short-Duration Income Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, and since inception periods and acknowledged the Fund outperformed its benchmark for all comparison periods.

WisdomTree Siegel Global Equity Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, and since inception periods and acknowledged the Fund slightly underperformed its benchmark for the one-month period but outperformed its benchmark for the remaining comparison periods.

WisdomTree Siegel Longevity Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, and since inception periods and acknowledged the Fund slightly underperformed its benchmark for the one-month period but outperformed its benchmark for the remaining comparison periods.

WisdomTree Siegel Moderate Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, and since inception periods and acknowledged the Fund slightly underperformed its benchmark for the one-month period but outperformed its benchmark for the remaining comparison periods.

WisdomTree 500 Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Technology and Innovation 100 Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, and since inception periods and noted the Fund’s outperformed its underlying index for the one-year and since inception periods. The Board further noted the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

In evaluating the performance of the Funds, the Board gave consideration to the short time period for which each Fund has been in existence and noted that it would continue to receive information from the Adviser and the Sub-Advisers regarding performance of each on a quarterly basis throughout the year. Further, the Board noted the Adviser’s experience as a manager-of-managers and its expertise and resources for monitoring the investment style, performance and risk-adjusted performance of each Sub-Advisers. Following its deliberations, the Board determined that each Fund has performed as expected during the relevant periods.

Fees and expenses.

The Board reviewed information provided by the Adviser and Sub-Advisers regarding each Fund’s advisory fee and sub-advisory fee, respectively. The Board considered that pursuant to the Advisory Agreement, the Adviser has entered into a unitary advisory fee arrangement for each Fund. Under the unitary fee arrangement, Adviser is responsible for paying most of the expenses incurred by a Fund, including those of the Fund’s principal service providers and Sub-Advisers. In this regard, the Board further noted the commitment of the Adviser’s parent company to stand behind the obligations of the Adviser. The Board also acknowledged that the

54    WisdomTree Digital Trust

Additional Information (unaudited) (continued)

fee arrangements in the Advisory Agreement had standard carveouts for unitary fee arrangements noting that the Adviser would have a separate services agreement with the Trust that would cover non-advisory administrative services. The Board further noted that the Sub-Advisory Agreements include fee schedules that reduce the sub-advisory fees as assets increase. The Board acknowledged that any such reduction in sub-advisory fees rates would be to the benefit of the Adviser, however, due to the size of each Fund, the reductions were not yet applicable. The Board concluded that the advisory fees and sub-advisory fees paid by each Fund are reasonable in light of the nature, extent and quality of the services expected provided to each Fund under the Advisory Agreement and Sub-Advisory Agreements. They reviewed comparative information regarding fees for similar funds and observed the following:

WisdomTree 3-7 Year Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average of the peer group.

WisdomTree 7-10 Year Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average of the peer group.

WisdomTree Floating Rate Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average of the peer group.

WisdomTree Long-Term Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average of the peer group.

WisdomTree Short-Term Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were the lowest in the peer group.

WisdomTree TIPS Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than the average of the peer group.

WisdomTree Government Money Market Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average of the peer group and the median.

WisdomTree Short-Duration Income Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average of the peer group and the median.

WisdomTree Siegel Global Equity Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were the lowest in the peer group.

WisdomTree Siegel Longevity Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median.

WisdomTree Siegel Moderate Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than the average of the peer group and the median.

WisdomTree Digital Trust    55

Additional Information (unaudited) (concluded)

WisdomTree 500 Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider. The Board noted the Fund’s total expenses were below the peer group median and ranked in the top third of the peer group.

WisdomTree Technology and Innovation 100 Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than the average of the peer group and the median.

Profitability/Fall out benefits.

The Board also considered information provided by the Adviser regarding the cost in providing services to the Funds, and the benefits to the Adviser from its relationship to the Funds. They reviewed and considered the Adviser’s representations regarding the assumptions and methods of allocating certain costs in the provision of advisory and other services. The Board also took into account the significant investment by and cost to the Adviser regarding investment management infrastructure to support the Funds and other support for investors. The Board noted the Adviser was not yet profitable from its relationship with the Funds. The Board considered the Adviser’s commitment to the success of the Funds and the use of a unitary fee structure under which the Adviser bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses the Adviser pays in accordance with the Advisory Agreement.

The Board also considered potential “fall-out” or ancillary benefits to the Adviser and Sub-Advisers as a result of their relationship with the Funds. The Board observed that the Adviser’s affiliate, a registered broker-dealer, received transaction fees for acting as a mutual fund retailer with respect to the Funds. Additionally, the Trustees considered the Adviser’s and its affiliates focus on the launch “WisdomTree Prime” as a direct-to-consumer mobile phone distribution channel which may benefit from any positive promotional results or visibility of the Funds, among other benefits. The Board further noted that Adviser and Sub-Advisers may benefit from being associated with the Funds. The Board concluded that any potential benefits derived by the Advisers and Sub-Advisers from their relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and investors therein, and are consistent with industry practice and the best interests of each Fund and their shareholders.

Economies of scale.

The Board considered that each Fund is managed by Adviser pursuant to unitary fee advisory agreement, pursuant to which the Adviser bears all of each Fund’s expenses, other than certain enumerated and extraordinary expenses). The Board noted, among other factors, the significant entrepreneurial risk and financial losses incurred by the Adviser in maintaining such Funds until they achieve the asset growth necessary to achieve profitability. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreements do include asset level breakpoints as a means by which the Adviser would share in the benefits of potential economies of scale as the Funds’ assets grow. The Board also noted that the vast majority of other funds in the Funds’ peer groups do include breakpoints in their fee structures, however, the Board also noted that breakpoints are not the exclusive means of sharing potential economies of scale and that generally the Funds compare favorably with respect to their peers from an expense standpoint. The Board further noted that it will continue to on an annual basis re-examine whether the Funds have achieved economies of scale and the appropriateness of the sub-advisory fees payable to each Sub-Adviser. The Board concluded that the Funds benefit from the investments made by the Adviser including the Adviser’s obligation to pay all expense of the Funds (except certain enumerated and extraordinary expenses).

The Board noted that they were satisfied with the completeness of the information presented at the Meeting, and concluded that they had been provided with appropriately sufficient information to consider the approval of the Agreements. Taking into account all of the information received by the Board, the evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, agreed that in consideration of all the information provided, in light of a weighing and balancing of all factors reviewed, and in the exercise of the Trustees’ business judgment, in their totality and without any one factor being dispositive, approving the renewal of the Agreements was in the best interest of each Fund and its Shareholders.

56    WisdomTree Digital Trust

The WisdomTree Digital Funds are registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Digital Trust (“Trust”). WisdomTree Digital Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Blockchain technology is a relatively new and untested technology, with little regulation. Potential risks include vulnerability to fraud, theft, or inaccessibility, and future regulatory developments effect its viability. A Fund focusing its investments on certain sectors increases its vulnerability to any single economic or regulatory development, which may result in greater share price volatility. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Changes to the financial condition or credit rating of the U.S. government may cause the value to decline. Fixed income securities are subject interest rate, credit, inflation, and reinvestment risks. Generally, as interest rates rise, the value of fixed-income securities falls. Cybersecurity attacks affecting the Funds’ third-party service providers, App, blockchain network, or the issuers of securities in which the Funds invest may subject the Funds to many of the same risks associated with direct cybersecurity breaches. Please read each Fund’s prospectus for specific details regarding each Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Digital Funds shares are distributed by Foreside Fund Services, LLC.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by the Shareholder Reports that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		WisdomTree Digital Trust

By	(Signature and Title)	/s/ Stuart Bell
Stuart Bell, President
(principal executive officer)
Date:	September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Stuart Bell
Stuart Bell, President
(principal executive officer)
Date:	September 9, 2024

By	(Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)
Date:	September 9, 2024